Core Fixed Income Portfolio
Core Fixed Income Portfolio
Objective
The Core Fixed Income Portfolio seeks above-average total return over a market cycle of three to five years.

Fees and Expenses
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio does not charge any sales loads or other fees when you purchase or redeem shares.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Core Fixed Income Portfolio		Core Fixed Income Portfolio - Class I Shares	Core Fixed Income Portfolio - Class P Shares
Operating Expenses, Column Name
Class I

Class P

Advisory Fee		0.38%	0.38%
Distribution and/or Service (12b-1) Fee		none	0.25%
Shareholder Servicing Fee		none	none
Other Expenses		0.29%	0.29%
Total Annual Portfolio Operating Expenses	[1]	0.67%	0.92%
Fee Waiver and/or Expense Reimbursement	[1]	(0.17%)	(0.17%)
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	0.50%	0.75%
[1]	The Portfolio's "Adviser," Morgan Stanley Investment Management Inc., has agreed to waive or reimburse all or a portion of the Portfolio's advisory fees and/or other expenses. The fee waivers and/or expense reimbursements are expected to continue (such that the Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements do not exceed those amounts listed above) until such time that the Fund's Board of Trustees acts to discontinue such waivers and/or reimbursements when it deems such action is appropriate.

Example
The example below is intended to help you compare the cost of investing in the
Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Portfolio, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same.

Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.
Expense Example Core Fixed Income Portfolio (USD $)	Expense Example, By Year, Column Name	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Core Fixed Income Portfolio - Class I Shares
Class I
		51	160	280	628
Core Fixed Income Portfolio - Class P Shares
Class P
		77	240	417	930

Portfolio Turnover
The Portfolio pays transaction costs when it buys and sells securities (or
"turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Total
Annual Portfolio Operating Expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 261% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, at least 80% of the Portfolio's assets will be invested in fixed income securities. The Portfolio invests primarily in a diversified mix of U.S. dollar-denominated fixed income securities, particularly
U.S. government, corporate, municipal, mortgage and asset backed securities and will ordinarily seek to maintain an average weighted maturity between five and ten years. The Portfolio invests in securities that carry an investment grade rating or, if unrated, are determined to be of a comparable quality by the
Adviser at the time of purchase.

The Adviser employs a value approach toward fixed income investing and evaluates the relative attractiveness among corporate, mortgage and U.S. government securities. The Adviser relies upon value measures to guide its decisions regarding sector and security selection, such as the relative attractiveness of the extra yield offered by securities other than those issued by the U.S.
Treasury. The Adviser also measures various types of risk by monitoring interest rates, inflation, the shape of the yield curve, credit risk and prepayment risk.

The Portfolio's mortgage securities may include collateralized mortgage obligations ("CMOs"), commercial mortgage-backed securities ("CMBS"), stripped mortgage-backed securities ("SMBS") and inverse floating rate obligations
("inverse floaters"). In addition, the Portfolio may invest in to-be-announced pass-through mortgage securities, which settle on a delayed delivery basis
("TBAs"). The Portfolio may also invest in U.S. dollar-denominated securities of foreign issuers, including issuers located in emerging market or developing countries.

The Portfolio may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps and other related instruments and techniques.

Derivative instruments used by the Portfolio will be counted towards the 80%
policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

Principal Risks
An investment in the Portfolio is subject to risks, and you could lose money on your investment in the Portfolio. There can be no assurance that the Portfolio will achieve its investment objective. An investment in the Portfolio is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Portfolio's principal investment strategies are subject to the following principal risks:

• Fixed Income Securities. The prices of fixed income securities respond to economic developments, particularly interest rate changes, changes in the general level of spreads between U.S. Treasury and non-Treasury securities, and changes in the actual or perceived creditworthiness of the issuer of the fixed income security. Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations.

• Municipal Securities. Municipal obligations may be general obligations or revenue bonds and may include Build America Bonds. General obligation bonds are secured by the issuer's full faith and credit as well as its taxing power for payment of principal or interest. Revenue bonds are payable solely from the revenues derived from a specified revenue source, and therefore involve the risk that the revenues so derived will not be sufficient to meet interest and or principal payment obligations. Municipal securities involve the risk that an issuer may call securities for redemption, which could force the Portfolio to reinvest the proceeds at a lower rate of interest.

• Mortgage Securities. Investments in mortgage securities are subject to the risk that if interest rates decline, borrowers may pay off their mortgages sooner than expected which may adversely affect the Portfolio's return.
Investments in TBAs may give rise to a form of leverage and may cause the
Portfolio's turnover rate to appear higher. Leverage may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged.

• Asset-Backed Securities. Asset-backed securities are subject to the risk that consumer laws, legal factors or economic and market factors may result in the collateral backing the securities being insufficient to support payment on the securities. Some asset-backed securities also entail prepayment risk, which may vary depending on the type of asset.

• Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. The risks of investing in emerging market countries are greater than risks associated with investments in foreign developed countries.

• Derivatives. A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

Performance Information
The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class I shares'
performance from year-to-year and by showing how the Portfolio's average annual returns for the past one, five and 10 year periods compare with a broad measure of market performance, as well as an index that represents a group of similar mutual funds, over time. The performance of the other Classes will differ because the Classes have different ongoing fees. The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the
Portfolio will perform in the future. Updated performance information is available online at www.morganstanley.com/im.

Annual Total Returns-Calendar Years

High Quarter     9/30/09      4.63%

Low Quarter      9/30/08     -5.21%

The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. After-tax returns for the Portfolio's other Classes will vary from Class I shares'
returns. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k)
plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to foreign tax credits and/or an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods, as applicable.

Average Annual Total Returns For Periods Ended December 31, 2010
Average Annual Total Returns Core Fixed Income Portfolio	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Inception Date
Barclays Capital U.S. Aggregate Index	Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)	[1]	6.54%	5.80%	5.84%
Lipper Intermediate Investment Grade Debt Funds Index	Lipper Intermediate Investment Grade Debt Funds Index (reflects no deduction for taxes)	[2]	8.62%	5.44%	5.55%
Core Fixed Income Portfolio - Class I Shares	Class I Return before Taxes		6.54%	2.70%	4.49%	Sep 29, 1987
Core Fixed Income Portfolio - Class I Shares After Taxes on Distributions	Class I Return after Taxes on Distributions		5.44%	1.02%	2.57%	Sep 29, 1987
Core Fixed Income Portfolio - Class I Shares After Taxes on Distributions and Sales	Class I Return after Taxes on Distributions and Sale of Fund Shares		4.24%	1.31%	2.69%	Sep 29, 1987
Core Fixed Income Portfolio - Class P Shares	Class P Return before Taxes		6.24%	2.45%	4.23%	Mar 1, 1999
[1]	The Barclays Capital U.S. Aggregate Index tracks the performance of all U.S. government agency and Treasury securities, investment-grade corporate debt securities, agency mortgage-backed securities, asset-backed securities and commercial mortgage-backed securities. It is not possible to invest directly in an index.
[2]	The Lipper Intermediate Investment Grade Debt Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Intermediate Investment Grade Debt Funds classification. There are currently 30 funds represented in this index.

The Investment Class has not commenced operations as of December 31, 2010 and therefore does not have return information to report. Return information for the
Portfolio's Investment Class shares will be shown in the Average Annual Total
Returns Table in future prospectuses offering the Portfolio's Investment Class shares after the Portfolio's Investment Class shares have return information to report. The Investment Class shares would have had similar annual returns to the returns for Class I, but returns for the Investment Class would generally have been lower as expenses of this class are higher.

Core Plus Fixed Income Portfolio
Core Plus Fixed Income Portfolio
Objective
The Core Plus Fixed Income Portfolio seeks above-average total return over a market cycle of three to five years.

Fees and Expenses
The table below describes the fees and expenses that you may pay if you buy and hold the shares of the Portfolio. The Portfolio does not charge any sales loads or other fees when you purchase or redeem shares.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Core Plus Fixed Income Portfolio	Core Plus Fixed Income Portfolio - Class P Shares	Core Plus Fixed Income Portfolio - Class I Shares	Core Plus Fixed Income Portfolio - Investment Class
Operating Expenses, Column Name
Class P

Class I

Investment Class
				[1]
Advisory Fee	0.38%	0.38%	0.38%
Distribution and/or Service (12b-1) Fee	0.25%	none	none
Shareholder Servicing Fee	none	none	0.15%
Other Expenses	0.14%	0.14%	0.14%
Total Annual Portfolio Operating Expenses	0.77%	0.52%	0.67%
[1]	Only available for purchase by new investors in conjunction with the Morgan Stanley Stable Value Fund.

Example
The example below is intended to help you compare the cost of investing in the
Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Portfolio, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same.

Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.
Expense Example Core Plus Fixed Income Portfolio (USD $)	Expense Example, By Year, Column Name	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Core Plus Fixed Income Portfolio - Class P Shares
Class P
		79	246	428	954
Core Plus Fixed Income Portfolio - Class I Shares
Class I
		53	167	291	653
Core Plus Fixed Income Portfolio - Investment Class
Investment Class
	[1]	68	214	373	835
[1]	Only available for purchase by new investors in conjunction with the Morgan Stanley Stable Value Fund.

Portfolio Turnover
The Portfolio pays transaction costs when it buys and sells securities (or
"turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Total
Annual Portfolio Operating Expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 270% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, at least 80% of the Portfolio's assets will be invested in fixed income securities. The Portfolio invests primarily in a diversified mix of U.S. dollar-denominated investment grade fixed income securities, particularly U.S. government, corporate, municipal, mortgage and asset backed securities and will ordinarily seek to maintain an average weighted maturity between five and ten years.

The Portfolio's "Adviser," Morgan Stanley Investment Management Inc., employs a value approach toward fixed income investing and evaluates the relative attractiveness among corporate, mortgage and U.S. government securities, and also may consider the relative attractiveness of non-dollar-denominated issues.
The Adviser relies upon value measures to guide its decisions regarding sector, security and country selection, such as the relative attractiveness of the extra yield offered by securities other than those issued by the U.S. Treasury. The
Adviser also measures various types of risk by monitoring interest rates, inflation, the shape of the yield curve, credit risk, prepayment risk, country risk and currency valuations.

The Portfolio may invest opportunistically in high yield securities (commonly referred to as "junk bonds"). The Portfolio may also invest in public bank loans made by banks or other financial institutions. Public bank loans are privately negotiated loans that are not publicly traded for which information about the issuer has been made publicly available. These public bank loans may be rated investment grade or below investment grade. In addition, the Portfolio may invest in convertible securities.

The Portfolio's mortgage securities may include collateralized mortgage obligations ("CMOs"), commercial mortgage-backed securities ("CMBS"), stripped mortgage-backed securities ("SMBS") and inverse floating rate obligations
("inverse floaters"). In addition, the Portfolio may invest in to-be-announced pass-through mortgage securities, which settle on a delayed delivery basis
("TBAs"). The Portfolio may also invest in securities of foreign issuers, including issuers located in emerging market or developing countries. The securities in which the Portfolio may invest may be denominated in U.S. dollars or in currencies other than U.S. dollars.

The Portfolio may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps and other related instruments and techniques. The Portfolio may utilize forward foreign currency exchange contracts, which are also derivatives, in connection with its investments in foreign securities.

Derivative instruments used by the Portfolio will be counted towards the 80%
policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

Principal Risks
An investment in the Portfolio is subject to risks, and you could lose money on your investment in the Portfolio. There can be no assurance that the Portfolio will achieve its investment objective. An investment in the Portfolio is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Portfolio's principal investment strategies are subject to the following principal risks:

• Fixed Income Securities. The prices of fixed income securities respond to economic developments, particularly interest rate changes, changes in the general level of spreads between U.S. Treasury and non-Treasury securities, and changes in the actual or perceived creditworthiness of the issuer of the fixed income security. Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorterdurations. Lower rated fixed income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled. To the extent that the Portfolio invests in convertible securities, and the convertible security's investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying security.

• Municipal Securities. Municipal obligations may be general obligations or revenue bonds and may include Build America Bonds. General obligation bonds are secured by the issuer's full faith and credit as well as its taxing power for payment of principal or interest. Revenue bonds are payable solely from the revenues derived from a specified revenue source, and therefore involve the risk that the revenues so derived will not be sufficient to meet interest and or principal payment obligations. Municipal securities involve the risk that an issuer may call securities for redemption, which could force the Portfolio to reinvest the proceeds at a lower rate of interest.

• High Yield Securities. The Portfolio's investments in high yield securities expose it to a substantial degree of credit risk. High yield securities may be issued by companies that are restructuring, are smaller and less creditworthy or are more highly indebted than other companies, and therefore they may have more difficulty making scheduled payments of principal and interest. High yield securities may experience reduced liquidity, and sudden and substantial decreases in price.

• Public Bank Loans. Certain public bank loans are illiquid, meaning the
Portfolio may not be able to sell them quickly at a fair price. The secondary market for bank loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Bank loans are subject to the risk of default in the payment of interest or principal on a loan, which will result in a reduction of income to the Portfolio, and a potential decrease in the Portfolio's net asset value. The risk of default will increase in the event of an economic downturn or a substantial increase in interest rates. Because public bank loans usually rank lower in priority of payment to senior loans, they present a greater degree of investment risk. These bank loans may exhibit greater price volatility as well.

• Mortgage Securities. Investments in mortgage securities are subject to the risk that if interest rates decline, borrowers may pay off their mortgages sooner than expected which may adversely affect the Portfolio's return.
Investments in TBAs may give rise to a form of leverage and may cause the
Portfolio's turnover rate to appear higher. Leverage may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged.

• Asset-Backed Securities. Asset-backed securities are subject to the risk that consumer laws, legal factors or economic and market factors may result in the collateral backing the securities being insufficient to support payment on the securities. Some asset-backed securities also entail prepayment risk, which may vary depending on the type of asset.

• Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. The risks of investing in emerging market countries are greater than risks associated with investments in foreign developed countries. In addition, the
Portfolio's investments may be denominated in foreign currencies and therefore, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments.

• Derivatives. A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

Performance Information
The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class I shares'
performance from year-to-year and by showing how the Portfolio's average annual returns for the past one, five and 10 year periods compare with those of a broad measure of market performance, as well as an index that represents a group of similar mutual funds, over time. The performance of the other Classes will differ because the Classes have different ongoing fees. The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the
Portfolio will perform in the future. Updated performance information is available online at www.morganstanley.com/im.

Annual Total Returns-Calendar Years

High Quarter     9/30/09         4.79%

Low Quarter      9/30/08        -7.10%

The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. After-tax returns for the Portfolio's other Classes will vary from Class I shares'
returns. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k)
plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to foreign tax credits and/or an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods, as applicable.

Average Annual Total Returns For Periods Ended December 31, 2010
Average Annual Total Returns Core Plus Fixed Income Portfolio	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Inception Date
Barclays Capital U.S. Aggregate Index	Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)	[1]	6.54%	5.80%	5.84%
Lipper Intermediate Investment Grade Debt Funds Index	Lipper Intermediate Investment Grade Debt Funds Index (reflects no deduction for taxes)	[2]	8.62%	5.44%	5.55%
Core Plus Fixed Income Portfolio - Class P Shares	Class P Return before Taxes		7.50%	1.66%	3.86%	Nov 7, 1996
Core Plus Fixed Income Portfolio - Class I Shares	Class I Return before Taxes		7.78%	1.93%	4.14%	Nov 14, 1984
Core Plus Fixed Income Portfolio - Class I Shares After Taxes on Distributions	Class I Return after Taxes on Distributions		6.28%	0.05%	2.09%	Nov 14, 1984
Core Plus Fixed Income Portfolio - Class I Shares After Taxes on Distributions and Sales	Class I Return after Taxes on Distributions and Sale of Fund Shares		5.04%	0.54%	2.31%	Nov 14, 1984
Core Plus Fixed Income Portfolio - Investment Class	Investment Class Return before Taxes		7.65%	1.78%	3.98%	Oct 15, 1996
[1]	The Barclays Capital U.S. Aggregate Index tracks the performance of all U.S. government agency and Treasury securities, investment-grade corporate debt securities, agency mortgage-backed securities, asset-backed securities and commercial mortgage-backed securities. It is not possible to invest directly in an index.
[2]	The Lipper Intermediate Investment Grade Debt Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Intermediate Investment Grade Debt Funds classification. There are currently 30 funds represented in this index.

Investment Grade Fixed Income Portfolio
Investment Grade Fixed Income Portfolio
Objective
The Investment Grade Fixed Income Portfolio seeks above-average total return over a market cycle of three to five years.

Fees and Expenses
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Investment Grade Fixed Income Portfolio		Investment Grade Fixed Income Portfolio - Class P Shares	Investment Grade Fixed Income Portfolio - Class I Shares	Investment Grade Fixed Income Portfolio - Class H Shares	Investment Grade Fixed Income Portfolio - Class L Shares
Shareholder Fees, Column Name
Class P

Class I

Class H

Class L

Maximum sales charge (load) imposed on purchases	[1]	none	none	3.50%	none
[1]	The sales charge is calculated as a percentage of the offering price. The sales charge is reduced for purchases of $50,000 and over. See "Purchasing Class H Shares."

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Investment Grade Fixed Income Portfolio	Investment Grade Fixed Income Portfolio - Class P Shares		Investment Grade Fixed Income Portfolio - Class I Shares	Investment Grade Fixed Income Portfolio - Class H Shares	Investment Grade Fixed Income Portfolio - Class L Shares
Operating Expenses, Column Name
Class P

Class I

Class H

Class L

Advisory Fee	0.38%		0.38%	0.38%	0.38%
Distribution and/or Service (12b-1) Fee	0.25%		none	0.25%	0.50%
Other Expenses	0.38%		0.38%	0.38%	0.38%
Total Annual Portfolio Operating Expenses	1.01%	[1]	0.76%	1.01%	1.26%
Fee Waiver and/or Expense Reimbursement	(0.10%)	[1]	none	none	none
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.91%	[1]	0.76%	1.01%	1.26%
[1]	The Portfolio's distributor is currently waiving the 12b-1 fee on Class P Shares of the Portfolio to the extent it exceeds 0.15% of the average daily net assets of such shares on an annualized basis. This waiver is expected to continue until such time that the Fund's Board of Trustees acts to discontinue such waiver and/or reimbursement when it deems such action is appropriate.

Example
The example below is intended to help you compare the cost of investing in the
Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Portfolio, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same.

Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.
Expense Example Investment Grade Fixed Income Portfolio (USD $)	Expense Example, By Year, Column Name	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Investment Grade Fixed Income Portfolio - Class P Shares
Class P
		93	290	504	1,120
Investment Grade Fixed Income Portfolio - Class I Shares
Class I
		78	243	422	942
Investment Grade Fixed Income Portfolio - Class H Shares
Class H
	[1]	449	660	888	1,543
Investment Grade Fixed Income Portfolio - Class L Shares
Class L
		128	400	692	1,523
[1]	The figures shown reflect the maximum sales charge of 3.50% applicable to purchases of Class H shares. See "Purchasing Class H Shares" for more information.

Portfolio Turnover
The Portfolio pays transaction costs when it buys and sells securities (or
"turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Total
Annual Portfolio Operating Expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 277% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, at least 80% of the Portfolio's assets will be invested in investment grade fixed income securities. The Portfolio invests primarily in a diversified mix of U.S. dollar-denominated fixed income securities, particularly U.S. government, corporate, municipal, mortgage and asset-backed securities and will ordinarily seek to maintain an average weighted maturity between five and ten years. The Portfolio invests exclusively in securities that carry an investment grade rating or, if unrated, are determined to be of a comparable quality by the Portfolio's "Adviser," Morgan Stanley
Investment Management Inc., at the time of purchase.

The Adviser employs a value approach toward fixed income investing and evaluates the relative attractiveness among corporate, mortgage and U.S. government securities, and also may consider the relative attractiveness of non-dollar-denominated issues. The Adviser relies upon value measures to guide its decisions regarding sector, security and country selection, such as the relative attractiveness of the extra yield offered by securities other than those issued by the U.S. Treasury. The Adviser also measures various types of risk by monitoring interest rates, inflation, the shape of the yield curve, credit risk, prepayment risk, country risk and currency valuations.

The Portfolio's mortgage securities may include collateralized mortgage obligations ("CMOs"), commercial mortgage-backed securities ("CMBS"), stripped mortgage-backed securities ("SMBS") and inverse floating rate obligations
("inverse floaters"). In addition, the Portfolio may invest in to-be-announced pass-through mortgage securities, which settle on a delayed delivery basis
("TBAs"). The Portfolio may also invest in U.S. dollar-denominated securities of foreign issuers, including issuers located in emerging market or developing countries.

The Portfolio may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps and other related instruments and techniques.

Derivative instruments used by the Portfolio will be counted towards the 80%
policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

Principal Risks
An investment in the Portfolio is subject to risks, and you could lose money on your investment in the Portfolio. There can be no assurance that the Portfolio will achieve its investment objective. An investment in the Portfolio is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Portfolio's principal investment strategies are subject to the following principal risks:

• Fixed Income Securities. The prices of fixed income securities respond to economic developments, particularly interest rate changes, changes in the general level of spreads between U.S. Treasury and non-Treasury securities, and changes in the actual or perceived creditworthiness of the issuer of the fixed income security. Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations.

• Municipal Securities. Municipal obligations may be general obligations or revenue bonds and may include Build America Bonds. General obligation bonds are secured by the issuer's full faith and credit as well as its taxing power for payment of principal or interest. Revenue bonds are payable solely from the revenues derived from a specified revenue source, and therefore involve the risk that the revenues so derived will not be sufficient to meet interest and or principal payment obligations. Municipal securities involve the risk that an issuer may call securities for redemption, which could force the Portfolio to reinvest the proceeds at a lower rate of interest.

• Mortgage Securities. Investments in mortgage securities are subject to the risk that if interest rates decline, borrowers may pay off their mortgages sooner than expected which may adversely affect the Portfolio's return.
Investments in TBAs may give rise to a form of leverage and may cause the
Portfolio's turnover rate to appear higher. Leverage may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged.

• Asset-Backed Securities. Asset-backed securities are subject to the risk that consumer laws, legal factors or economic and market factors may result in the collateral backing the securities being insufficient to support payment on the securities. Some asset-backed securities also entail prepayment risk, which may vary depending on the type of asset.

• Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. The risks of investing in emerging market countries are greater than risks associated with investments in foreign developed countries.

• Derivatives. A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

Performance Information
The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class I shares'
performance from year-to-year and by showing how the Portfolio's average annual returns for the past one, five and 10 year periods and since inception compare with those of a broad measure of market performance, as well as an index that represents a group of similar mutual funds, over time. The performance of the other Classes will differ because the Classes have different ongoing fees. The
Portfolio's returns include the maximum applicable sales charge for Class H and assume you sold your shares at the end of each period (unless otherwise noted).
The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information is available online at www.morganstanley.com/im.

Annual Total Returns-Calendar Years

High Quarter     9/30/09         3.94%

Low Quarter      9/30/08        -4.37%

The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. After-tax returns for the Portfolio's other Classes will vary from Class I shares'
returns. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k)
plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to foreign tax credits and/or an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods, as applicable.

Average Annual Total Returns For Periods Ended December 31, 2010
Average Annual Total Returns Investment Grade Fixed Income Portfolio	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception		Average Annual Returns, Inception Date
Barclays Capital U.S. Aggregate Index	Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)	[1]	6.54%	5.80%	5.84%	7.08%	[2]
Lipper Intermediate Investment Grade Debt Funds Index	Lipper Intermediate Investment Grade Debt Funds Index (reflects no deduction for taxes)	[3]	8.62%	5.44%	5.55%	6.60%	[2]
Investment Grade Fixed Income Portfolio - Class P Shares	Class P Return before Taxes		6.19%	2.20%		3.46%		May 20, 2002
Investment Grade Fixed Income Portfolio - Class I Shares	Class I Return before Taxes		6.24%	2.35%	4.36%	6.55%		Aug 31, 1990
Investment Grade Fixed Income Portfolio - Class I Shares After Taxes on Distributions	Class I Return after Taxes on Distributions		5.10%	0.66%	2.49%	4.12%		Aug 31, 1990
Investment Grade Fixed Income Portfolio - Class I Shares After Taxes on Distributions and Sales	Class I Return after Taxes on Distributions and Sale of Fund Shares		4.04%	1.01%	2.62%	4.16%		Aug 31, 1990
Investment Grade Fixed Income Portfolio - Class H Shares	Class H Return before Taxes		2.35%			(1.29%)		Jan 2, 2008
Investment Grade Fixed Income Portfolio - Class L Shares	Class L Return before Taxes		5.81%			3.39%		Jun 16, 2008
[1]	The Barclays Capital U.S. Aggregate Index tracks the performance of all U.S. government agency and Treasury securities, investment-grade corporate debt securities, agency mortgage-backed securities, asset-backed securities and commercial mortgage-backed securities. It is not possible to invest directly in an index.
[2]	Since Inception reflects the inception date of Class I.
[3]	The Lipper Intermediate Investment Grade Debt Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Intermediate Investment Grade Debt Funds classification. There are currently 30 funds represented in this index.

Limited Duration Portfolio
Limited Duration Portfolio
Objective
The Limited Duration Portfolio seeks above-average total return over a market cycle of three to five years.

Fees and Expenses
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio does not charge any sales loads or other fees when you purchase or redeem shares.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Limited Duration Portfolio	Limited Duration Portfolio - Class I Shares	Limited Duration Portfolio - Class P Shares
Operating Expenses, Column Name
Class I

Class P

Advisory Fee	0.30%	0.30%
Distribution and/or Service (12b-1) Fee	none	0.25%
Other Expenses	0.25%	0.25%
Total Annual Portfolio Operating Expenses	0.55%	0.80%

Example
The example below is intended to help you compare the cost of investing in the
Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Portfolio, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same.

Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.
Expense Example Limited Duration Portfolio (USD $)	Expense Example, By Year, Column Name	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Limited Duration Portfolio - Class I Shares
Class I
		56	176	307	689
Limited Duration Portfolio - Class P Shares
Class P
		82	255	444	990

Portfolio Turnover
The Portfolio pays transaction costs when it buys and sells securities (or
"turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Total
Annual Portfolio Operating Expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 95% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, at least 80% of the Portfolio's assets will be invested in fixed income securities. The Portfolio invests primarily in U.S.
government securities, investment grade corporate bonds and mortgage and asset-backed securities. The Portfolio will ordinarily seek to maintain an average duration similar to that of the Citigroup 1-3 Year Treasury/Government
Sponsored Index, which generally ranges between zero and three years.

The Portfolio's "Adviser," Morgan Stanley Investment Management Inc., employs a value approach toward fixed income investing and makes securities and sector decisions based on the anticipated tradeoff between long-run expected return and risk. The Portfolio seeks value in the fixed income market with only a limited sensitivity to changes in interest rates. The Adviser relies upon value measures such as the level of real interest rates, yield curve slopes and credit-adjusted spreads to guide its decisions regarding interest rate, country, sector and security exposure. A team of portfolio managers implements strategies based on these types of value measures. Certain team members focus on specific bonds within each sector. Others seek to ensure that the aggregate risk exposures to changes in the level of interest rates and yield spreads match the Portfolio's objective.

The Portfolio's mortgage securities may include collateralized mortgage obligations ("CMOs"), stripped mortgage-backed securities ("SMBS") and inverse floating rate obligations ("inverse floaters"). In addition, the Portfolio may invest in to-be-announced pass-through mortgage securities, which settle on a delayed delivery basis ("TBAs"). The Portfolio may also invest in securities of foreign issuers, including issuers located in emerging market or developing countries. The securities in which the Portfolio may invest may be denominated in U.S. dollars or in currencies other than U.S. dollars.

The Portfolio may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps and other related instruments and techniques. The Portfolio may utilize forward foreign currency exchange contracts, which are also derivatives, in connection with its investments in foreign securities.

Derivative instruments used by the Portfolio will be counted towards the 80%
policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

Principal Risks
An investment in the Portfolio is subject to risks, and you could lose money on your investment in the Portfolio. There can be no assurance that the Portfolio will achieve its investment objective. An investment in the Portfolio is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Portfolio's principal investment strategies are subject to the following principal risks:

• Fixed Income Securities. The prices of fixed income securities respond to economic developments, particularly interest rate changes, changes in the general level of spreads between U.S. Treasury and non-Treasury securities, and changes in the actual or perceived creditworthiness of the issuer of the fixed income security. Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Lower rated fixed income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled.

• Mortgage Securities. Investments in mortgage securities are subject to the risk that if interest rates decline, borrowers may pay off their mortgages sooner than expected which may adversely affect the Portfolio's return.
Investments in TBAs may give rise to a form of leverage and may cause the
Portfolio's turnover rate to appear higher. Leverage may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged.

• Asset-Backed Securities. Asset-backed securities are subject to the risk that consumer laws, legal factors or economic and market factors may result in the collateral backing the securities being insufficient to support payment on the securities. Some asset-backed securities also entail prepayment risk, which may vary depending on the type of asset.

• Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. The risks of investing in emerging market countries are greater than risks associated with investments in foreign developed countries. In addition, the
Portfolio's investments may be denominated in foreign currencies and therefore, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments.

• Derivatives. A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

Performance Information
The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class I shares'
performance from year-to-year and by showing how the Portfolio's average annual returns for the past one, five and 10 year periods and since inception compare with those of a broad measure of market performance, as well as an index that represents a group of similar mutual funds, over time. The performance of the other Class will differ because the Classes have different ongoing fees. The
Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information is available online at www.morganstanley.com/im.

Annual Total Returns-Calendar Years

High Quarter     9/30/01      2.92%

Low Quarter      9/30/08     -8.87%

The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. After-tax returns for the Portfolio's other Class will vary from Class I shares' returns.
Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to foreign tax credits and/or an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods, as applicable.

Average Annual Total Returns For Periods Ended December 31, 2010
Average Annual Total Returns Limited Duration Portfolio	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception		Average Annual Returns, Inception Date
Citigroup 1-3 Year Treasury/Government Sponsored Index	Citigroup 1-3 Year Treasury/ Government Sponsored Index (reflects no deduction for fees, expenses or taxes)	[1]	2.35%	4.31%	4.07%	4.97%	[2]
Lipper Short Investment Grade Debt Funds Index	Lipper Short Investment Grade Debt Funds Index (reflects no deduction for taxes)	[3]	4.55%	3.77%	3.64%	4.64%	[2]
Limited Duration Portfolio - Class I Shares	Class I Return before Taxes		2.63%	(1.39%)	1.15%	3.34%		Mar 31, 1992
Limited Duration Portfolio - Class I Shares After Taxes on Distributions	Class I Return after Taxes on Distributions		1.93%	(2.87%)	(0.27%)	1.55%		Mar 31, 1992
Limited Duration Portfolio - Class I Shares After Taxes on Distributions and Sales	Class I Return after Taxes on Distributions and Sale of Fund Shares		1.70%	(1.99%)	0.18%	1.79%		Mar 31, 1992
Limited Duration Portfolio - Class P Shares	Class P Return before Taxes		2.37%			(4.53%)		Sep 28, 2007
[1]	The Citigroup 1-3 Year Treasury/Government Sponsored Index is a fixed income market-value weighted index that includes all U.S. Treasury and U.S. agency securities with remaining maturities of at least one year and not longer than three years. It is not possible to invest directly in an index.
[2]	Since Inception reflects the inception date of Class I.
[3]	The Lipper Short Investment Grade Debt Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Short Investment Grade Debt Funds classification. There are currently 30 funds represented in this Index.

Long Duration Fixed Income Portfolio
Long Duration Fixed Income Portfolio
Objective
The Long Duration Fixed Income Portfolio seeks an above-average total return over a market cycle of three to five years.

Fees and Expenses
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio does not charge any sales loads or other fees when you purchase or redeem shares.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Long Duration Fixed Income Portfolio		Long Duration Fixed Income Portfolio - Class I Shares	Long Duration Fixed Income Portfolio - Class P Shares
Operating Expenses, Column Name
Class I

Class P

Advisory Fee		0.38%	0.38%
Distribution and/or Service (12b-1) Fee		none	0.25%
Other Expenses		0.41%	0.41%
Total Annual Portfolio Operating Expenses	[1]	0.79%	1.04%
Fee Waiver and/or Expense Reimbursement	[1]	(0.29%)	(0.29%)
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	0.50%	0.75%
[1]	The Portfolio's "Adviser," Morgan Stanley Investment Management Inc., has agreed to waive or reimburse all or a portion of the Portfolio's advisory fees and/or other expenses. The fee waivers and/or expense reimbursements are expected to continue (such that the Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements do not exceed those amounts listed above) until such time that the Fund's Board of Trustees acts to discontinue such waivers and/or reimbursements when it deems such action is appropriate.

Example
The example below is intended to help you compare the cost of investing in the
Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Portfolio, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same.

Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.
Expense Example Long Duration Fixed Income Portfolio (USD $)	Expense Example, By Year, Column Name	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Long Duration Fixed Income Portfolio - Class I Shares
Class I
		51	160	280	628
Long Duration Fixed Income Portfolio - Class P Shares
Class P
		77	240	417	930

Portfolio Turnover
The Portfolio pays transaction costs when it buys and sells securities (or
"turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Total
Annual Portfolio Operating Expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 90% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, at least 80% of the Portfolio's assets will be invested in fixed income securities. The Portfolio invests primarily in a diversified mix of U.S. dollar-denominated investment grade fixed income securities, particularly U.S. government, corporate, municipal, and mortgage securities and will ordinarily seek to maintain an average weighted duration of approximately ten or more years. The Portfolio invests in securities that carry an investment grade rating or, if unrated, are determined to be of a comparable quality by the Adviser at the time of purchase and the Portfolio may continue to hold such securities in the event they are downgraded to below investment grade.

The Adviser employs a value approach toward fixed income investing and evaluates the relative attractiveness among corporate, mortgage and U.S. government securities. The Adviser relies upon value measures to guide its decisions regarding sector and security selection, such as the relative attractiveness of the extra yield offered by securities other than those issued by the U.S.
Treasury. The Adviser also measures various types of risk by monitoring interest rates, inflation, the shape of the yield curve, credit risk and prepayment risk.

The Portfolio's mortgage securities may include collateralized mortgage obligations ("CMOs"), stripped mortgage-backed securities ("SMBS") and inverse floating rate obligations ("inverse floaters"). In addition, the Portfolio may invest in to-be-announced pass-through mortgage securities, which settle on a delayed delivery basis ("TBAs"). The Portfolio may also invest in securities of foreign issuers, including issuers located in emerging market or developing countries. The securities in which the Portfolio may invest may be denominated in U.S. dollars or in currencies other than U.S. dollars.

The Portfolio may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps and other related instruments and techniques. The Portfolio may utilize forward foreign currency exchange contracts, which are also derivatives, in connection with its investments in foreign securities.

Derivative instruments used by the Portfolio will be counted towards the 80%
policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

Principal Risks
An investment in the Portfolio is subject to risks, and you could lose money on your investment in the Portfolio. There can be no assurance that the Portfolio will achieve its investment objective. An investment in the Portfolio is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Portfolio's principal investment strategies are subject to the following principal risks:

• Fixed Income Securities. The prices of fixed income securities respond to economic developments, particularly interest rate changes, changes in the general level of spreads between U.S. Treasury and non-Treasury securities, and changes in the actual or perceived creditworthiness of the issuer of the fixed income security. Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations.

• Municipal Securities. Municipal obligations may be general obligations or revenue bonds and may include Build America Bonds. General obligation bonds are secured by the issuer's full faith and credit as well as its taxing power for payment of principal or interest. Revenue bonds are payable solely from the revenues derived from a specified revenue source, and therefore involve the risk that the revenues so derived will not be sufficient to meet interest and or principal payment obligations. Municipal securities involve the risk that an issuer may call securities for redemption, which could force the Portfolio to reinvest the proceeds at a lower rate of interest.

• Mortgage Securities. Investments in mortgage securities are subject to the risk that if interest rates decline, borrowers may pay off their mortgages sooner than expected which may adversely affect the Portfolio's return.
Investments in TBAs may give rise to a form of leverage and may cause the
Portfolio's turnover rate to appear higher. Leverage may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged.

• Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. The risks of investing in emerging market countries are greater than risks associated with investments in foreign developed countries. In addition, the
Portfolio's investments may be denominated in foreign currencies and therefore, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments.

• Derivatives. A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

Performance Information
The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class I shares'
performance from year-to-year and by showing how the Portfolio's average annual returns for the past one year period and since inception compare with those of a broad measure of market performance, as well as an index that represents a group of similar mutual funds, over time. The performance of the other Class will differ because the Classes have different ongoing fees. The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the
Portfolio will perform in the future. Updated performance information is available online at www.morganstanley.com/im.

Annual Total Returns-Calendar Years

High Quarter     12/31/08    14.67%

Low Quarter      3/31/09     -5.53%

The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. After-tax returns for the Portfolio's other Class will vary from Class I shares' returns.
Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to foreign tax credits and/or an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods, as applicable.

Average Annual Total Returns For Periods Ended December 31, 2010
Average Annual Total Returns Long Duration Fixed Income Portfolio	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, Since Inception		Average Annual Returns, Inception Date
Barclays Capital U.S. Long Government/Credit Index	Barclays Capital U.S. Long Government/Credit Index (reflects no deduction fo fees, expenses or taxes)	[1]	10.16%	7.56%	[2]
Lipper Corporate Debt Funds BBB-Rated Index	Lipper Corporate Debt Funds BBB-Rated Index (reflects no deduction for taxes)	[3]	10.46%	6.23%	[2]
Long Duration Fixed Income Portfolio - Class I Shares	Class I Return before Taxes		9.58%	8.27%		Jul 21, 2006
Long Duration Fixed Income Portfolio - Class I Shares After Taxes on Distributions	Class I Return after Taxes on Distributions		6.67%	5.99%		Jul 21, 2006
Long Duration Fixed Income Portfolio - Class I Shares After Taxes on Distributions and Sales	Class I Return after Taxes on Distributions and Sale of Fund Shares		6.79%	5.91%		Jul 21, 2006
Long Duration Fixed Income Portfolio - Class P Shares	Class P Return before Taxes		9.21%	7.98%		Jul 21, 2006
[1]	The Barclays Capital U.S. Long Government/Credit Index tracks the securities in the long maturity range of the Lehman Brothers U.S. Government/Credit Index which tracks investment-grade (BBB-/Baa3) or higher publicly traded fixed-rate U.S. government, U.S. agency and corporate issues. It is not possible to invest directly in an index.
[2]	Since Inception reflects the inception date of Class I.
[3]	The Lipper Corporate Debt Funds BBB-Rated Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Corporate Debt Funds BBB-Rated classification. There are currently 30 funds represented in this Index.

Balanced Portfolio
Portfolio Summary
Objective
The Balanced Portfolio seeks above-average total return over a market cycle of three to five years.

Fees and Expenses
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio does not charge any sales loads or other fees when you purchase or redeem shares.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Balanced Portfolio	Balanced Portfolio - Class P Shares	Balanced Portfolio - Class I Shares	Balanced Portfolio - Investment Class
Operating Expenses, Column Name
 Class P

Class I

Investment Class
				[1]
Advisory Fee	0.45%	0.45%	0.45%
Distribution and/or Service (12b-1) Fee	0.25%	none	none
Shareholder Servicing Fee	none	none	0.15%
Other Expenses	0.45%	0.45%	0.45%
Total Annual Portfolio Operating Expenses	1.15%	0.90%	1.05%
[1]	Only available for purchase by new investors in conjunction with the Morgan Stanley Stable Value Fund.

Example
The example below is intended to help you compare the cost of investing in the
Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Portfolio, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same.

Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.
Expense Example Balanced Portfolio (USD $)	Expense Example, By Year, Column Name	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Balanced Portfolio - Class P Shares
Class P
		117	365	633	1,398
Balanced Portfolio - Class I Shares
Class I
		92	287	498	1,108
Balanced Portfolio - Investment Class
Investment Class
	[1]	107	334	579	1,283
[1]	Only available for purchase by new investors in conjunction with the Morgan Stanley Stable Value Fund.

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Portfolio shares are held in a taxable account. These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 176% of the average value of its portfolio.

Principal Investment Strategies
The Portfolio invests in a mix of equity and fixed income securities. The
Portfolio normally invests 45% to 75% of its assets in equity securities and 25%
to 55% of its assets in fixed income securities. The Portfolio may invest up to
30% of its assets in securities of foreign issuers, including issuers located in emerging market or developing countries. Morgan Stanley Investment Management
Inc. (the "Adviser") determines the Portfolio's equity and fixed income investment strategies separately and then determines the mix of those strategies that it believes will maximize the return available from both the stock and bond markets, based on proprietary valuation disciplines and analysis. The Adviser evaluates international economic developments in determining the amount to invest in foreign securities. The Adviser also measures various types of risk by monitoring the level of real interest rates and credit risk.

The securities in which the Portfolio may invest may be denominated in U.S.
dollars or in currencies other than U.S. dollars. The Portfolio's equity securities generally will be common stocks of large corporations with market capitalizations generally greater than  $1 billion. The Portfolio's fixed income investments generally will include municipal securities, mortgage securities and high yield securities (commonly referred to as "junk bonds"). The Portfolio will ordinarily seek to maintain an average weighted maturity in excess of five years. The Portfolio's mortgage securities may include collateralized mortgage obligations ("CMOs"). The Portfolio may also invest in to-be-announced pass-through mortgage securities, which settle on a delayed delivery basis
("TBAs"). The Portfolio may invest up to 20% of its net assets in public bank loans made by banks or other financial institutions. Public bank loans are privately negotiated loans that are not publicly traded for which information about the issuer has been made publicly available. These public bank loans may be rated investment grade or below investment grade. In addition, the Portfolio may invest in convertible securities.

The Portfolio may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, swaps, and other related instruments and techniques. The Portfolio may utilize forward foreign currency exchange contracts, which are also derivatives, in connection with its investments in foreign securities.

Derivative instruments used by the Portfolio will be counted towards investment percentage policies discussed above to the extent they have economic characteristics similar to the securities included within that policy.

Principal Risks
An investment in the Portfolio is subject to risks, and you could lose money on your investment in the Portfolio. There can be no assurance that the Portfolio will achieve its investment objective. An investment in the Portfolio is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Portfolio's principal investment strategies are subject to the following principal risks:

• Common Stock and Other Equity Securities. In general, stock and other equity security values fluctuate, and sometimes widely fluctuate, in response to activities specific to the company as well as general market, economic and political conditions. To the extent that the Portfolio invests in convertible securities, and the convertible security's investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying security.

• Fixed Income Securities. The prices of fixed income securities respond to economic developments, particularly interest rate changes, changes in the general level of spreads between U.S. Treasury and non-Treasury securities, and changes in the actual or perceived creditworthiness of the issuer of the fixed income security. Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. A portion of the Portfolio's fixed income securities may be rated below investment grade.

• Municipal Securities. Municipal obligations may be general obligations or revenue bonds and may include Build America Bonds. General obligation bonds are secured by the issuer's full faith and credit as well as its taxing power for payment of principal or interest. Revenue bonds are payable solely from the revenues derived from a specified revenue source, and therefore involve the risk that the revenues so derived will not be sufficient to meet interest and or principal payment obligations. Municipal securities involve the risk that an issuer may call securities for redemption, which could force the Portfolio to reinvest the proceeds at a lower rate of interest.

• Lower Rated Fixed-Income Securities ("Junk Bonds"). The prices of these securities are likely to be more sensitive to adverse economic changes, resulting in increased volatility of market prices of these securities during periods of economic uncertainty, or adverse individual corporate developments, than higher rated securities. In addition, during an economic downturn or substantial period of rising interest rates, junk bond issuers and, in particular, highly leveraged issuers may experience financial stress.

• Mortgage Securities. Investments in mortgage securities are subject to the risk that if interest rates decline, borrowers may pay off their mortgages sooner than expected which may adversely affect the Portfolio's return.
Investments in TBAs may give rise to a form of leverage and may cause the
Portfolio's turnover rate to appear higher. Leverage may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged.

• Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. The risks of investing in emerging market countries are greater than risks associated with investments in foreign developed countries. In addition, the
Portfolio's investments may be denominated in foreign currencies and therefore, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments.

• Public Bank Loans. Certain public bank loans are illiquid, meaning the
Portfolio may not be able to sell them quickly at a fair price. The secondary market for bank loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Bank loans are subject to the risk of default in the payment of interest or principal on a loan, which will result in a reduction of income to the Portfolio, and a potential decrease in the Portfolio's net asset value. The risk of default will increase in the event of an economic downturn or a substantial increase in interest rates. Because public bank loans usually rank lower in priority of payment to senior loans, they present a greater degree of investment risk. These bank loans may exhibit greater price volatility as well.

• Derivatives. A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

Performance Information
The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class I shares'
performance from year-to-year and by showing how the Portfolio's average annual returns for the past one, five and 10 year periods compare with those of broad measures of market performance, as well as an index that represents a group of similar mutual funds, over time. The performance of the other Classes will differ because the Classes have different ongoing fees. The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the
Portfolio will perform in the future. Updated performance information is available online at www.morganstanley.com/im.

Annual Total Returns-Calendar Years

High Quarter     9/30/2009        12.23%

Low Quarter      12/31/2008      -12.60%

The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. After-tax returns for the Portfolio's other Classes will vary from Class I shares'
returns. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k)
plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to foreign tax credits and/or an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods, as applicable.

Average Annual Total Returns For Periods Ended December 31, 2010
Average Annual Total Returns Balanced Portfolio	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Inception Date
Barclays Capital U.S. Aggregate Index	Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)	[1]	6.54%	5.80%	5.84%
S&P 500 ® Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	[2]	15.06%	2.29%	1.42%
60/40 Blended Index	60/40 Blended Index (reflects no deduction for fees, expenses or taxes)	[3]	12.19%	4.21%	3.69%
Lipper Mixed-Asset Target Allocation Growth Funds Index	Lipper Mixed-Asset Target Allocation Growth Funds Index (reflects no deduction for taxes)	[4]	12.55%	4.04%	4.39%
Balanced Portfolio - Class P Shares	Class P Return before Taxes		10.61%	4.11%	3.41%	Nov 1, 1996
Balanced Portfolio - Class I Shares	Class I (Return before Taxes)		10.78%	4.38%	3.67%	Dec 31, 1992
Balanced Portfolio - Class I Shares After Taxes on Distributions	Class I Return after Taxes on Distributions		10.40%	3.59%	2.81%	Dec 31, 1992
Balanced Portfolio - Class I Shares After Taxes on Distributions and Sales	Class I Return after Taxes on Distributions and Sale of Fund Shares		7.12%	3.34%	2.66%	Dec 31, 1992
Balanced Portfolio - Investment Class	Investment Class Return before Taxes		10.72%	4.24%	3.49%	Apr 3, 1997
[1]	The Barclays Capital U.S. Aggregate Index tracks the performance of all U.S. government agency and Treasury securities, investment-grade corporate debt securities, agency mortgage-backed securities, asset-backed securities and commercial mortgage-backed securities. It is not possible to invest directly in an index.
[2]	The Standard & Poor's 500? Index (S&P 500?) measures the performance of the large-cap segment of the U.S. equities market, covering approximately 75% of the U.S. equities market. The Index includes 500 leading companies in leading industries of the U.S. economy. It is not possible to invest directly in an index.
[3]	The 60/40 Blended Index is comprised of 60% S&P 500? Index and 40% Barclays Capital U.S. Aggregate Index. It is not possible to invest directly in an index.
[4]	The Lipper Mixed-Asset Target Allocation Growth Funds Index is an equally-weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Mixed-Asset Target Allocation Growth Funds classification. There are currently 30 funds represented in this Index.

Mid Cap Growth Portfolio
Portfolio Summary
Objective
The Mid Cap Growth Portfolio seeks long-term capital growth.

Fees and Expenses
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio does not charge any sales loads or other fees when you purchase or redeem shares.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Mid Cap Growth Portfolio	Mid Cap Growth Portfolio - Class P Shares	Mid Cap Growth Portfolio - Class I Shares
Operating Expenses, Column Name
Class P

Class I

Advisory Fee	0.50%	0.50%
Distribution and/or Service (12b-1) Fee	0.25%	none
Other Expenses	0.19%	0.19%
Total Annual Portfolio Operating Expenses	0.94%	0.69%

Example
The example below is intended to help you compare the cost of investing in the
Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Portfolio, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same.

Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.
Expense Example Mid Cap Growth Portfolio (USD $)	Expense Example, By Year, Column Name	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Mid Cap Growth Portfolio - Class P Shares
Class P
		96	300	520	1,155
Mid Cap Growth Portfolio - Class I Shares
Class I
		70	221	384	859

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Portfolio shares are held in a taxable account. These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 23% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, at least 80% of the Portfolio's assets will be invested in common stocks of mid cap companies. The Portfolio's "Adviser,"
Morgan Stanley Investment Management Inc., seeks long-term capital growth by investing primarily in established and emerging companies with capitalizations within the range of companies included in the Russell Midcap® Growth Index, which as of December 31, 2010 was between  $752 million and  $22.1 billion. The
Adviser seeks to invest in high quality companies it believes have sustainable competitive advantages and the ability to redeploy capital at high rates of return. The Adviser typically favors companies with rising returns on invested capital, above average business visibility, strong free cash flow generation and an attractive risk/reward profile. The Portfolio may also use derivative instruments as discussed below. In addition, the Portfolio may invest in convertible securities. These derivative instruments will be counted towards the
80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

The Portfolio may invest up to 25% of its net assets in securities of foreign issuers, including issuers located in emerging market or developing countries.
The securities in which the Portfolio may invest may be denominated in U.S.
dollars or in currencies other than U.S. dollars. The Portfolio may invest in privately placed securities.

The Portfolio may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, swaps, structured investments and other related instruments and techniques. The Portfolio may utilize forward foreign currency exchange contracts, which are also derivatives, in connection with its investments in foreign securities.

Principal Risks
An investment in the Portfolio is subject to risks, and you could lose money on your investment in the Portfolio. There can be no assurance that the Portfolio will achieve its investment objective. An investment in the Portfolio is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Portfolio's principal investment strategies are subject to the following principal risks:

• Common Stock and Other Equity Securities. In general, stock values fluctuate, and sometimes widely fluctuate, in response to activities specific to the company as well as general market, economic and political conditions. To the extent that the Portfolio invests in convertible securities, and the convertible security's investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying security.

• Mid Capitalization Companies. Investments in mid cap companies may involve greater risk than investments in larger, more established companies. The securities issued by mid cap companies may be less liquid, and such companies may have more limited markets, financial resources and product lines, and may lack the depth of management of larger companies.

• Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. The risks of investing in emerging market countries are greater than risks associated with investments in foreign developed countries. In addition, the Portfolio's investments may be denominated in foreign currencies and therefore, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments.

• Privately Placed Securities. The Portfolio's investments may also include privately placed securities, which are subject to resale restrictions. These securities will have the effect of increasing the level of Portfolio illiquidity to the extent the Portfolio may be unable to sell or transfer these securities due to restrictions on transfers or on the ability to find buyers interested in purchasing the securities. The illiquidity of the market may also adversely affect the ability of the Portfolio's Trustees to arrive at a fair value for certain securities at certain times and could make it difficult for the
Portfolio to sell certain securities.

• Derivatives. A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

Performance Information
The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class I shares'
performance from year-to-year and by showing how the Portfolio's average annual returns for the past one, five and 10 year periods compare with those of a broad measure of market performance, as well as an index that represents a group of similar mutual funds, over time. The performance of the other Class will differ because the Classes have different ongoing fees. The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the
Portfolio will perform in the future. Updated performance information is available online at www.morganstanley.com/im.

Annual Total Returns-Calendar Years

High Quarter     6/30/2009    26.71%

Low Quarter      9/30/2001   -27.63%

The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. After-tax returns for the Portfolio's other Class will vary from Class I shares' returns.
Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to foreign tax credits and/or an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods, as applicable.

Average Annual Total Returns For Periods Ended December 31, 2010
Average Annual Total Returns Mid Cap Growth Portfolio	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Inception Date
Russell Midcap ® Growth Index	Russell Midcap® Growth Index (reflects no deduction fo fees, expenses or taxes)	[1]	26.38%	4.88%	3.12%
Lipper Mid-Cap Growth Funds Index	Lipper Mid-Cap Growth Funds Index (reflects no deductions for taxes)	[2]	25.66%	6.22%	2.59%
Mid Cap Growth Portfolio - Class P Shares	Class P Return before Taxes		32.69%	8.48%	4.05%	Jan 31, 1997
Mid Cap Growth Portfolio - Class I Shares	Class I Return before Taxes		32.94%	8.75%	4.31%	Mar 30, 1990
Mid Cap Growth Portfolio - Class I Shares After Taxes on Distributions	Class I Return after Taxes on Distributions		32.89%	8.71%	4.29%	Mar 30, 1990
Mid Cap Growth Portfolio - Class I Shares After Taxes on Distributions and Sales	Class I Return after Taxes on Distributions and Sale of Fund Shares		21.48%	7.60%	3.76%	Mar 30, 1990
[1]	The Russell Midcap? Growth Index measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell Midcap? Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell Midcap? Index is a subset of the Russell 1000? Index and includes approximately 800 of the smallest securities in the Russell 1000? Index, which in turn consists of approximately 1,000 of the largest U.S. securities based on a combination of market capitalization and current index membership. It is not possible to invest directly in an index.
[2]	The Lipper Mid-Cap Growth Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Mid-Cap Growth Funds classification. There are currently 30 funds represented in this Index.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Sep 30, 2010
Registrant Name	dei_EntityRegistrantName	MORGAN STANLEY INSTITUTIONAL FUND TRUST
Central Index Key	dei_EntityCentralIndexKey	0000741375
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb 3, 2011
Document Effective Date	dei_DocumentEffectiveDate	Feb 3, 2011
ProspectusDate	rr_ProspectusDate	Feb 3, 2011
Core Fixed Income Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Core Fixed Income Portfolio
Investment Objective, Heading	rr_ObjectiveHeading	Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Core Fixed Income Portfolio seeks above-average total return over a market cycle of three to five years.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio does not charge any sales loads or other fees when you purchase or redeem shares.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Portfolio pays transaction costs when it buys and sells securities (or
"turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Total
Annual Portfolio Operating Expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 261% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	261.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the cost of investing in the
Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Portfolio, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, at least 80% of the Portfolio's assets will be invested in fixed income securities. The Portfolio invests primarily in a diversified mix of U.S. dollar-denominated fixed income securities, particularly
U.S. government, corporate, municipal, mortgage and asset backed securities and will ordinarily seek to maintain an average weighted maturity between five and ten years. The Portfolio invests in securities that carry an investment grade rating or, if unrated, are determined to be of a comparable quality by the
Adviser at the time of purchase.

The Adviser employs a value approach toward fixed income investing and evaluates the relative attractiveness among corporate, mortgage and U.S. government securities. The Adviser relies upon value measures to guide its decisions regarding sector and security selection, such as the relative attractiveness of the extra yield offered by securities other than those issued by the U.S.
Treasury. The Adviser also measures various types of risk by monitoring interest rates, inflation, the shape of the yield curve, credit risk and prepayment risk.

The Portfolio's mortgage securities may include collateralized mortgage obligations ("CMOs"), commercial mortgage-backed securities ("CMBS"), stripped mortgage-backed securities ("SMBS") and inverse floating rate obligations
("inverse floaters"). In addition, the Portfolio may invest in to-be-announced pass-through mortgage securities, which settle on a delayed delivery basis
("TBAs"). The Portfolio may also invest in U.S. dollar-denominated securities of foreign issuers, including issuers located in emerging market or developing countries.

The Portfolio may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps and other related instruments and techniques.

Derivative instruments used by the Portfolio will be counted towards the 80%
policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
An investment in the Portfolio is subject to risks, and you could lose money on your investment in the Portfolio. There can be no assurance that the Portfolio will achieve its investment objective. An investment in the Portfolio is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Portfolio's principal investment strategies are subject to the following principal risks:

• Fixed Income Securities. The prices of fixed income securities respond to economic developments, particularly interest rate changes, changes in the general level of spreads between U.S. Treasury and non-Treasury securities, and changes in the actual or perceived creditworthiness of the issuer of the fixed income security. Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations.

• Municipal Securities. Municipal obligations may be general obligations or revenue bonds and may include Build America Bonds. General obligation bonds are secured by the issuer's full faith and credit as well as its taxing power for payment of principal or interest. Revenue bonds are payable solely from the revenues derived from a specified revenue source, and therefore involve the risk that the revenues so derived will not be sufficient to meet interest and or principal payment obligations. Municipal securities involve the risk that an issuer may call securities for redemption, which could force the Portfolio to reinvest the proceeds at a lower rate of interest.

• Mortgage Securities. Investments in mortgage securities are subject to the risk that if interest rates decline, borrowers may pay off their mortgages sooner than expected which may adversely affect the Portfolio's return.
Investments in TBAs may give rise to a form of leverage and may cause the
Portfolio's turnover rate to appear higher. Leverage may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged.

• Asset-Backed Securities. Asset-backed securities are subject to the risk that consumer laws, legal factors or economic and market factors may result in the collateral backing the securities being insufficient to support payment on the securities. Some asset-backed securities also entail prepayment risk, which may vary depending on the type of asset.

• Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. The risks of investing in emerging market countries are greater than risks associated with investments in foreign developed countries.

• Derivatives. A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

Risk, Lose Money	rr_RiskLoseMoney	An investment in the Portfolio is subject to risks, and you could lose money on your investment in the Portfolio.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class I shares'
performance from year-to-year and by showing how the Portfolio's average annual returns for the past one, five and 10 year periods compare with a broad measure of market performance, as well as an index that represents a group of similar mutual funds, over time. The performance of the other Classes will differ because the Classes have different ongoing fees. The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the
Portfolio will perform in the future. Updated performance information is available online at www.morganstanley.com/im.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class I shares' performance from year-to-year and by showing how the Portfolio's average annual returns for the past one, five and 10 year periods compare with a broad measure of market performance, as well as an index that represents a group of similar mutual funds, over time.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.morganstanley.com/im
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future.
Annual Return, Caption	rr_AnnualReturnCaption	Annual Total Returns-Calendar Years
Bar Chart, Closing	rr_BarChartClosingTextBlock
High Quarter     9/30/09      4.63%

Low Quarter      9/30/08     -5.21%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for the Portfolio's other Classes will vary from Class I shares' returns.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may be higher than before-tax returns due to foreign tax credits and/or an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods, as applicable.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. After-tax returns for the Portfolio's other Classes will vary from Class I shares'
returns. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k)
plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to foreign tax credits and/or an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods, as applicable.

Performance Table, Footnotes	rr_PerformanceTableFootnotesTextBlock
The Investment Class has not commenced operations as of December 31, 2010 and therefore does not have return information to report. Return information for the
Portfolio's Investment Class shares will be shown in the Average Annual Total
Returns Table in future prospectuses offering the Portfolio's Investment Class shares after the Portfolio's Investment Class shares have return information to report. The Investment Class shares would have had similar annual returns to the returns for Class I, but returns for the Investment Class would generally have been lower as expenses of this class are higher.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For Periods Ended December 31, 2010
Core Fixed Income Portfolio | Core Fixed Income Portfolio - Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MPSFX
Operating Expenses, Column Name	rr_OperatingExpensesColumnName
Class I

Advisory Fee	rr_ManagementFeesOverAssets	0.38%
Distribution and/or Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.67%	[1]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[1]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.50%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	51
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	160
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	280
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	628
Annual Return 2001	rr_AnnualReturn2001	10.58%
Annual Return 2002	rr_AnnualReturn2002	8.07%
Annual Return 2003	rr_AnnualReturn2003	4.08%
Annual Return 2004	rr_AnnualReturn2004	4.59%
Annual Return 2005	rr_AnnualReturn2005	4.34%
Annual Return 2006	rr_AnnualReturn2006	3.50%
Annual Return 2007	rr_AnnualReturn2007	5.73%
Annual Return 2008	rr_AnnualReturn2008	(11.19%)
Annual Return 2009	rr_AnnualReturn2009	10.33%
Annual Return 2010	rr_AnnualReturn2010	6.54%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	High Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.63%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Low Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.21%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.70%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.49%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 29, 1987
Core Fixed Income Portfolio | Core Fixed Income Portfolio - Class I Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return after Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.44%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.02%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.57%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 29, 1987
Core Fixed Income Portfolio | Core Fixed Income Portfolio - Class I Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return after Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.24%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.31%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.69%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 29, 1987
Core Fixed Income Portfolio | Core Fixed Income Portfolio - Class P Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MDIAX
Operating Expenses, Column Name	rr_OperatingExpensesColumnName
Class P

Advisory Fee	rr_ManagementFeesOverAssets	0.38%
Distribution and/or Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.92%	[1]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[1]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.75%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	77
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	240
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	417
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	930
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class P Return before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.24%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.45%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.23%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 1999
Core Fixed Income Portfolio | Barclays Capital U.S. Aggregate Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)	[2]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.80%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.84%
Core Fixed Income Portfolio | Lipper Intermediate Investment Grade Debt Funds Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Lipper Intermediate Investment Grade Debt Funds Index (reflects no deduction for taxes)	[3]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.62%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.44%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.55%
Core Plus Fixed Income Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Core Plus Fixed Income Portfolio
Investment Objective, Heading	rr_ObjectiveHeading	Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Core Plus Fixed Income Portfolio seeks above-average total return over a market cycle of three to five years.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy and hold the shares of the Portfolio. The Portfolio does not charge any sales loads or other fees when you purchase or redeem shares.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Portfolio pays transaction costs when it buys and sells securities (or
"turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Total
Annual Portfolio Operating Expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 270% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	270.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the cost of investing in the
Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Portfolio, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, at least 80% of the Portfolio's assets will be invested in fixed income securities. The Portfolio invests primarily in a diversified mix of U.S. dollar-denominated investment grade fixed income securities, particularly U.S. government, corporate, municipal, mortgage and asset backed securities and will ordinarily seek to maintain an average weighted maturity between five and ten years.

The Portfolio's "Adviser," Morgan Stanley Investment Management Inc., employs a value approach toward fixed income investing and evaluates the relative attractiveness among corporate, mortgage and U.S. government securities, and also may consider the relative attractiveness of non-dollar-denominated issues.
The Adviser relies upon value measures to guide its decisions regarding sector, security and country selection, such as the relative attractiveness of the extra yield offered by securities other than those issued by the U.S. Treasury. The
Adviser also measures various types of risk by monitoring interest rates, inflation, the shape of the yield curve, credit risk, prepayment risk, country risk and currency valuations.

The Portfolio may invest opportunistically in high yield securities (commonly referred to as "junk bonds"). The Portfolio may also invest in public bank loans made by banks or other financial institutions. Public bank loans are privately negotiated loans that are not publicly traded for which information about the issuer has been made publicly available. These public bank loans may be rated investment grade or below investment grade. In addition, the Portfolio may invest in convertible securities.

The Portfolio's mortgage securities may include collateralized mortgage obligations ("CMOs"), commercial mortgage-backed securities ("CMBS"), stripped mortgage-backed securities ("SMBS") and inverse floating rate obligations
("inverse floaters"). In addition, the Portfolio may invest in to-be-announced pass-through mortgage securities, which settle on a delayed delivery basis
("TBAs"). The Portfolio may also invest in securities of foreign issuers, including issuers located in emerging market or developing countries. The securities in which the Portfolio may invest may be denominated in U.S. dollars or in currencies other than U.S. dollars.

The Portfolio may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps and other related instruments and techniques. The Portfolio may utilize forward foreign currency exchange contracts, which are also derivatives, in connection with its investments in foreign securities.

Derivative instruments used by the Portfolio will be counted towards the 80%
policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
An investment in the Portfolio is subject to risks, and you could lose money on your investment in the Portfolio. There can be no assurance that the Portfolio will achieve its investment objective. An investment in the Portfolio is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Portfolio's principal investment strategies are subject to the following principal risks:

• Fixed Income Securities. The prices of fixed income securities respond to economic developments, particularly interest rate changes, changes in the general level of spreads between U.S. Treasury and non-Treasury securities, and changes in the actual or perceived creditworthiness of the issuer of the fixed income security. Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorterdurations. Lower rated fixed income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled. To the extent that the Portfolio invests in convertible securities, and the convertible security's investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying security.

• Municipal Securities. Municipal obligations may be general obligations or revenue bonds and may include Build America Bonds. General obligation bonds are secured by the issuer's full faith and credit as well as its taxing power for payment of principal or interest. Revenue bonds are payable solely from the revenues derived from a specified revenue source, and therefore involve the risk that the revenues so derived will not be sufficient to meet interest and or principal payment obligations. Municipal securities involve the risk that an issuer may call securities for redemption, which could force the Portfolio to reinvest the proceeds at a lower rate of interest.

• High Yield Securities. The Portfolio's investments in high yield securities expose it to a substantial degree of credit risk. High yield securities may be issued by companies that are restructuring, are smaller and less creditworthy or are more highly indebted than other companies, and therefore they may have more difficulty making scheduled payments of principal and interest. High yield securities may experience reduced liquidity, and sudden and substantial decreases in price.

• Public Bank Loans. Certain public bank loans are illiquid, meaning the
Portfolio may not be able to sell them quickly at a fair price. The secondary market for bank loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Bank loans are subject to the risk of default in the payment of interest or principal on a loan, which will result in a reduction of income to the Portfolio, and a potential decrease in the Portfolio's net asset value. The risk of default will increase in the event of an economic downturn or a substantial increase in interest rates. Because public bank loans usually rank lower in priority of payment to senior loans, they present a greater degree of investment risk. These bank loans may exhibit greater price volatility as well.

• Mortgage Securities. Investments in mortgage securities are subject to the risk that if interest rates decline, borrowers may pay off their mortgages sooner than expected which may adversely affect the Portfolio's return.
Investments in TBAs may give rise to a form of leverage and may cause the
Portfolio's turnover rate to appear higher. Leverage may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged.

• Asset-Backed Securities. Asset-backed securities are subject to the risk that consumer laws, legal factors or economic and market factors may result in the collateral backing the securities being insufficient to support payment on the securities. Some asset-backed securities also entail prepayment risk, which may vary depending on the type of asset.

• Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. The risks of investing in emerging market countries are greater than risks associated with investments in foreign developed countries. In addition, the
Portfolio's investments may be denominated in foreign currencies and therefore, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments.

• Derivatives. A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

Risk, Lose Money	rr_RiskLoseMoney	An investment in the Portfolio is subject to risks, and you could lose money on your investment in the Portfolio.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class I shares'
performance from year-to-year and by showing how the Portfolio's average annual returns for the past one, five and 10 year periods compare with those of a broad measure of market performance, as well as an index that represents a group of similar mutual funds, over time. The performance of the other Classes will differ because the Classes have different ongoing fees. The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the
Portfolio will perform in the future. Updated performance information is available online at www.morganstanley.com/im.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class I shares' performance from year-to-year and by showing how the Portfolio's average annual returns for the past one, five and 10 year periods compare with those of a broad measure of market performance, as well as an index that represents a group of similar mutual funds, over time.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.morganstanley.com/im
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future.
Annual Return, Caption	rr_AnnualReturnCaption	Annual Total Returns-Calendar Years
Bar Chart, Closing	rr_BarChartClosingTextBlock
High Quarter     9/30/09         4.79%

Low Quarter      9/30/08        -7.10%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for the Portfolio's other Classes will vary from Class I shares' returns.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may be higher than before-tax returns due to foreign tax credits and/or an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods, as applicable.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. After-tax returns for the Portfolio's other Classes will vary from Class I shares'
returns. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k)
plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to foreign tax credits and/or an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods, as applicable.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For Periods Ended December 31, 2010
Core Plus Fixed Income Portfolio | Core Plus Fixed Income Portfolio - Class P Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFXAX
Operating Expenses, Column Name	rr_OperatingExpensesColumnName
Class P

Advisory Fee	rr_ManagementFeesOverAssets	0.38%
Distribution and/or Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.77%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	79
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	246
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	428
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	954
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class P Return before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.50%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.66%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.86%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 7, 1996
Core Plus Fixed Income Portfolio | Core Plus Fixed Income Portfolio - Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MPFIX
Operating Expenses, Column Name	rr_OperatingExpensesColumnName
Class I

Advisory Fee	rr_ManagementFeesOverAssets	0.38%
Distribution and/or Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.52%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	53
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	167
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	291
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	653
Annual Return 2001	rr_AnnualReturn2001	10.35%
Annual Return 2002	rr_AnnualReturn2002	6.63%
Annual Return 2003	rr_AnnualReturn2003	5.65%
Annual Return 2004	rr_AnnualReturn2004	4.62%
Annual Return 2005	rr_AnnualReturn2005	4.81%
Annual Return 2006	rr_AnnualReturn2006	4.08%
Annual Return 2007	rr_AnnualReturn2007	5.13%
Annual Return 2008	rr_AnnualReturn2008	(16.42%)
Annual Return 2009	rr_AnnualReturn2009	11.62%
Annual Return 2010	rr_AnnualReturn2010	7.78%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	High Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.79%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Low Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.10%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.78%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.93%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.14%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 14, 1984
Core Plus Fixed Income Portfolio | Core Plus Fixed Income Portfolio - Class I Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return after Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.28%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.05%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.09%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 14, 1984
Core Plus Fixed Income Portfolio | Core Plus Fixed Income Portfolio - Class I Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return after Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.04%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.54%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.31%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 14, 1984
Core Plus Fixed Income Portfolio | Core Plus Fixed Income Portfolio - Investment Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MAFIX
Operating Expenses, Column Name	rr_OperatingExpensesColumnName
Investment Class
			[4]
Advisory Fee	rr_ManagementFeesOverAssets	0.38%
Distribution and/or Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.67%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	68
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	214
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	373
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	835
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Investment Class Return before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.65%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.78%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.98%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 15, 1996
Core Plus Fixed Income Portfolio | Barclays Capital U.S. Aggregate Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)	[2]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.80%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.84%
Core Plus Fixed Income Portfolio | Lipper Intermediate Investment Grade Debt Funds Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Lipper Intermediate Investment Grade Debt Funds Index (reflects no deduction for taxes)	[3]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.62%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.44%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.55%
Investment Grade Fixed Income Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Investment Grade Fixed Income Portfolio
Investment Objective, Heading	rr_ObjectiveHeading	Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Investment Grade Fixed Income Portfolio seeks above-average total return over a market cycle of three to five years.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Portfolio pays transaction costs when it buys and sells securities (or
"turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Total
Annual Portfolio Operating Expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 277% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	277.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the cost of investing in the
Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Portfolio, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, at least 80% of the Portfolio's assets will be invested in investment grade fixed income securities. The Portfolio invests primarily in a diversified mix of U.S. dollar-denominated fixed income securities, particularly U.S. government, corporate, municipal, mortgage and asset-backed securities and will ordinarily seek to maintain an average weighted maturity between five and ten years. The Portfolio invests exclusively in securities that carry an investment grade rating or, if unrated, are determined to be of a comparable quality by the Portfolio's "Adviser," Morgan Stanley
Investment Management Inc., at the time of purchase.

The Adviser employs a value approach toward fixed income investing and evaluates the relative attractiveness among corporate, mortgage and U.S. government securities, and also may consider the relative attractiveness of non-dollar-denominated issues. The Adviser relies upon value measures to guide its decisions regarding sector, security and country selection, such as the relative attractiveness of the extra yield offered by securities other than those issued by the U.S. Treasury. The Adviser also measures various types of risk by monitoring interest rates, inflation, the shape of the yield curve, credit risk, prepayment risk, country risk and currency valuations.

The Portfolio's mortgage securities may include collateralized mortgage obligations ("CMOs"), commercial mortgage-backed securities ("CMBS"), stripped mortgage-backed securities ("SMBS") and inverse floating rate obligations
("inverse floaters"). In addition, the Portfolio may invest in to-be-announced pass-through mortgage securities, which settle on a delayed delivery basis
("TBAs"). The Portfolio may also invest in U.S. dollar-denominated securities of foreign issuers, including issuers located in emerging market or developing countries.

The Portfolio may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps and other related instruments and techniques.

Derivative instruments used by the Portfolio will be counted towards the 80%
policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
An investment in the Portfolio is subject to risks, and you could lose money on your investment in the Portfolio. There can be no assurance that the Portfolio will achieve its investment objective. An investment in the Portfolio is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Portfolio's principal investment strategies are subject to the following principal risks:

• Fixed Income Securities. The prices of fixed income securities respond to economic developments, particularly interest rate changes, changes in the general level of spreads between U.S. Treasury and non-Treasury securities, and changes in the actual or perceived creditworthiness of the issuer of the fixed income security. Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations.

• Municipal Securities. Municipal obligations may be general obligations or revenue bonds and may include Build America Bonds. General obligation bonds are secured by the issuer's full faith and credit as well as its taxing power for payment of principal or interest. Revenue bonds are payable solely from the revenues derived from a specified revenue source, and therefore involve the risk that the revenues so derived will not be sufficient to meet interest and or principal payment obligations. Municipal securities involve the risk that an issuer may call securities for redemption, which could force the Portfolio to reinvest the proceeds at a lower rate of interest.

• Mortgage Securities. Investments in mortgage securities are subject to the risk that if interest rates decline, borrowers may pay off their mortgages sooner than expected which may adversely affect the Portfolio's return.
Investments in TBAs may give rise to a form of leverage and may cause the
Portfolio's turnover rate to appear higher. Leverage may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged.

• Asset-Backed Securities. Asset-backed securities are subject to the risk that consumer laws, legal factors or economic and market factors may result in the collateral backing the securities being insufficient to support payment on the securities. Some asset-backed securities also entail prepayment risk, which may vary depending on the type of asset.

• Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. The risks of investing in emerging market countries are greater than risks associated with investments in foreign developed countries.

• Derivatives. A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

Risk, Lose Money	rr_RiskLoseMoney	An investment in the Portfolio is subject to risks, and you could lose money on your investment in the Portfolio.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class I shares'
performance from year-to-year and by showing how the Portfolio's average annual returns for the past one, five and 10 year periods and since inception compare with those of a broad measure of market performance, as well as an index that represents a group of similar mutual funds, over time. The performance of the other Classes will differ because the Classes have different ongoing fees. The
Portfolio's returns include the maximum applicable sales charge for Class H and assume you sold your shares at the end of each period (unless otherwise noted).
The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information is available online at www.morganstanley.com/im.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class I shares' performance from year-to-year and by showing how the Portfolio's average annual returns for the past one, five and 10 year periods and since inception compare with those of a broad measure of market performance, as well as an index that represents a group of similar mutual funds, over time.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.morganstanley.com/im
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future.
Annual Return, Caption	rr_AnnualReturnCaption	Annual Total Returns-Calendar Years
Bar Chart, Closing	rr_BarChartClosingTextBlock
High Quarter     9/30/09         3.94%

Low Quarter      9/30/08        -4.37%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for the Portfolio's other Classes will vary from Class I shares' returns.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may be higher than before-tax returns due to foreign tax credits and/or an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods, as applicable.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. After-tax returns for the Portfolio's other Classes will vary from Class I shares'
returns. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k)
plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to foreign tax credits and/or an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods, as applicable.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For Periods Ended December 31, 2010
Investment Grade Fixed Income Portfolio | Investment Grade Fixed Income Portfolio - Class P Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIGAX
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName
Class P

Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[5]
Operating Expenses, Column Name	rr_OperatingExpensesColumnName
Class P

Advisory Fee	rr_ManagementFeesOverAssets	0.38%
Distribution and/or Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.38%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.01%	[6]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[6]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.91%	[6]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	93
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	290
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	504
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,120
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class P Return before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.19%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.20%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.46%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 20, 2002
Investment Grade Fixed Income Portfolio | Investment Grade Fixed Income Portfolio - Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MPFDX
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName
Class I

Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[5]
Operating Expenses, Column Name	rr_OperatingExpensesColumnName
Class I

Advisory Fee	rr_ManagementFeesOverAssets	0.38%
Distribution and/or Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.38%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.76%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.76%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	78
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	243
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	422
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	942
Annual Return 2001	rr_AnnualReturn2001	11.04%
Annual Return 2002	rr_AnnualReturn2002	7.68%
Annual Return 2003	rr_AnnualReturn2003	4.50%
Annual Return 2004	rr_AnnualReturn2004	4.54%
Annual Return 2005	rr_AnnualReturn2005	4.40%
Annual Return 2006	rr_AnnualReturn2006	3.40%
Annual Return 2007	rr_AnnualReturn2007	5.93%
Annual Return 2008	rr_AnnualReturn2008	(11.31%)
Annual Return 2009	rr_AnnualReturn2009	8.83%
Annual Return 2010	rr_AnnualReturn2010	6.24%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	High Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.94%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Low Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.37%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.24%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.35%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.36%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.55%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 31, 1990
Investment Grade Fixed Income Portfolio | Investment Grade Fixed Income Portfolio - Class I Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return after Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.10%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.66%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.49%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.12%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 31, 1990
Investment Grade Fixed Income Portfolio | Investment Grade Fixed Income Portfolio - Class I Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return after Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.04%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.01%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.62%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.16%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 31, 1990
Investment Grade Fixed Income Portfolio | Investment Grade Fixed Income Portfolio - Class H Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSGHX
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName
Class H

Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.50%	[5]
Operating Expenses, Column Name	rr_OperatingExpensesColumnName
Class H

Advisory Fee	rr_ManagementFeesOverAssets	0.38%
Distribution and/or Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.38%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.01%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.01%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	449
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	660
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	888
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,543
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class H Return before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.35%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(1.29%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 2, 2008
Investment Grade Fixed Income Portfolio | Investment Grade Fixed Income Portfolio - Class L Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MGILX
Shareholder Fees, Column Name	rr_ShareholderFeesColumnName
Class L

Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[5]
Operating Expenses, Column Name	rr_OperatingExpensesColumnName
Class L

Advisory Fee	rr_ManagementFeesOverAssets	0.38%
Distribution and/or Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.38%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.26%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.26%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	128
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	400
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	692
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,523
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class L Return before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.81%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.39%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 16, 2008
Investment Grade Fixed Income Portfolio | Barclays Capital U.S. Aggregate Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)	[2]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.80%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.84%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.08%	[7]
Investment Grade Fixed Income Portfolio | Lipper Intermediate Investment Grade Debt Funds Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Lipper Intermediate Investment Grade Debt Funds Index (reflects no deduction for taxes)	[3]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.62%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.44%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.55%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.60%	[7]
Limited Duration Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Limited Duration Portfolio
Investment Objective, Heading	rr_ObjectiveHeading	Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Limited Duration Portfolio seeks above-average total return over a market cycle of three to five years.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio does not charge any sales loads or other fees when you purchase or redeem shares.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Portfolio pays transaction costs when it buys and sells securities (or
"turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Total
Annual Portfolio Operating Expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 95% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	95.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the cost of investing in the
Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Portfolio, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, at least 80% of the Portfolio's assets will be invested in fixed income securities. The Portfolio invests primarily in U.S.
government securities, investment grade corporate bonds and mortgage and asset-backed securities. The Portfolio will ordinarily seek to maintain an average duration similar to that of the Citigroup 1-3 Year Treasury/Government
Sponsored Index, which generally ranges between zero and three years.

The Portfolio's "Adviser," Morgan Stanley Investment Management Inc., employs a value approach toward fixed income investing and makes securities and sector decisions based on the anticipated tradeoff between long-run expected return and risk. The Portfolio seeks value in the fixed income market with only a limited sensitivity to changes in interest rates. The Adviser relies upon value measures such as the level of real interest rates, yield curve slopes and credit-adjusted spreads to guide its decisions regarding interest rate, country, sector and security exposure. A team of portfolio managers implements strategies based on these types of value measures. Certain team members focus on specific bonds within each sector. Others seek to ensure that the aggregate risk exposures to changes in the level of interest rates and yield spreads match the Portfolio's objective.

The Portfolio's mortgage securities may include collateralized mortgage obligations ("CMOs"), stripped mortgage-backed securities ("SMBS") and inverse floating rate obligations ("inverse floaters"). In addition, the Portfolio may invest in to-be-announced pass-through mortgage securities, which settle on a delayed delivery basis ("TBAs"). The Portfolio may also invest in securities of foreign issuers, including issuers located in emerging market or developing countries. The securities in which the Portfolio may invest may be denominated in U.S. dollars or in currencies other than U.S. dollars.

The Portfolio may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps and other related instruments and techniques. The Portfolio may utilize forward foreign currency exchange contracts, which are also derivatives, in connection with its investments in foreign securities.

Derivative instruments used by the Portfolio will be counted towards the 80%
policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
An investment in the Portfolio is subject to risks, and you could lose money on your investment in the Portfolio. There can be no assurance that the Portfolio will achieve its investment objective. An investment in the Portfolio is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Portfolio's principal investment strategies are subject to the following principal risks:

• Fixed Income Securities. The prices of fixed income securities respond to economic developments, particularly interest rate changes, changes in the general level of spreads between U.S. Treasury and non-Treasury securities, and changes in the actual or perceived creditworthiness of the issuer of the fixed income security. Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. Lower rated fixed income securities have greater volatility because there is less certainty that principal and interest payments will be made as scheduled.

• Mortgage Securities. Investments in mortgage securities are subject to the risk that if interest rates decline, borrowers may pay off their mortgages sooner than expected which may adversely affect the Portfolio's return.
Investments in TBAs may give rise to a form of leverage and may cause the
Portfolio's turnover rate to appear higher. Leverage may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged.

• Asset-Backed Securities. Asset-backed securities are subject to the risk that consumer laws, legal factors or economic and market factors may result in the collateral backing the securities being insufficient to support payment on the securities. Some asset-backed securities also entail prepayment risk, which may vary depending on the type of asset.

• Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. The risks of investing in emerging market countries are greater than risks associated with investments in foreign developed countries. In addition, the
Portfolio's investments may be denominated in foreign currencies and therefore, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments.

• Derivatives. A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

Risk, Lose Money	rr_RiskLoseMoney	An investment in the Portfolio is subject to risks, and you could lose money on your investment in the Portfolio.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class I shares'
performance from year-to-year and by showing how the Portfolio's average annual returns for the past one, five and 10 year periods and since inception compare with those of a broad measure of market performance, as well as an index that represents a group of similar mutual funds, over time. The performance of the other Class will differ because the Classes have different ongoing fees. The
Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information is available online at www.morganstanley.com/im.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class I shares' performance from year-to-year and by showing how the Portfolio's average annual returns for the past one, five and 10 year periods and since inception compare with those of a broad measure of market performance, as well as an index that represents a group of similar mutual funds, over time.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.morganstanley.com/im
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future.
Annual Return, Caption	rr_AnnualReturnCaption	Annual Total Returns-Calendar Years
Bar Chart, Closing	rr_BarChartClosingTextBlock
High Quarter     9/30/01      2.92%

Low Quarter      9/30/08     -8.87%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for the Portfolio's other Class will vary from Class I shares' returns.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. After-tax returns for the Portfolio's other Class will vary from Class I shares' returns.
Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to foreign tax credits and/or an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods, as applicable.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For Periods Ended December 31, 2010
Limited Duration Portfolio | Limited Duration Portfolio - Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MPLDX
Operating Expenses, Column Name	rr_OperatingExpensesColumnName
Class I

Advisory Fee	rr_ManagementFeesOverAssets	0.30%
Distribution and/or Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.55%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	56
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	176
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	307
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	689
Annual Return 2001	rr_AnnualReturn2001	8.59%
Annual Return 2002	rr_AnnualReturn2002	5.12%
Annual Return 2003	rr_AnnualReturn2003	2.17%
Annual Return 2004	rr_AnnualReturn2004	1.14%
Annual Return 2005	rr_AnnualReturn2005	1.97%
Annual Return 2006	rr_AnnualReturn2006	4.35%
Annual Return 2007	rr_AnnualReturn2007	3.37%
Annual Return 2008	rr_AnnualReturn2008	(21.05%)
Annual Return 2009	rr_AnnualReturn2009	6.67%
Annual Return 2010	rr_AnnualReturn2010	2.63%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	High Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.92%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Low Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.87%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.63%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.39%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.15%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.34%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 1992
Limited Duration Portfolio | Limited Duration Portfolio - Class I Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return after Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.93%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.87%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(0.27%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.55%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 1992
Limited Duration Portfolio | Limited Duration Portfolio - Class I Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return after Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.70%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.99%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.18%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.79%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 1992
Limited Duration Portfolio | Limited Duration Portfolio - Class P Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MLDAX
Operating Expenses, Column Name	rr_OperatingExpensesColumnName
Class P

Advisory Fee	rr_ManagementFeesOverAssets	0.30%
Distribution and/or Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.80%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	82
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	255
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	444
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	990
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class P Return before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.37%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(4.53%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 28, 2007
Limited Duration Portfolio | Citigroup 1-3 Year Treasury/Government Sponsored Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Citigroup 1-3 Year Treasury/ Government Sponsored Index (reflects no deduction for fees, expenses or taxes)	[8]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.35%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.31%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.07%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.97%	[7]
Limited Duration Portfolio | Lipper Short Investment Grade Debt Funds Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Lipper Short Investment Grade Debt Funds Index (reflects no deduction for taxes)	[9]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.55%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.77%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.64%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.64%	[7]
Long Duration Fixed Income Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Long Duration Fixed Income Portfolio
Investment Objective, Heading	rr_ObjectiveHeading	Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Long Duration Fixed Income Portfolio seeks an above-average total return over a market cycle of three to five years.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio does not charge any sales loads or other fees when you purchase or redeem shares.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Portfolio pays transaction costs when it buys and sells securities (or
"turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Total
Annual Portfolio Operating Expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 90% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	90.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the cost of investing in the
Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Portfolio, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, at least 80% of the Portfolio's assets will be invested in fixed income securities. The Portfolio invests primarily in a diversified mix of U.S. dollar-denominated investment grade fixed income securities, particularly U.S. government, corporate, municipal, and mortgage securities and will ordinarily seek to maintain an average weighted duration of approximately ten or more years. The Portfolio invests in securities that carry an investment grade rating or, if unrated, are determined to be of a comparable quality by the Adviser at the time of purchase and the Portfolio may continue to hold such securities in the event they are downgraded to below investment grade.

The Adviser employs a value approach toward fixed income investing and evaluates the relative attractiveness among corporate, mortgage and U.S. government securities. The Adviser relies upon value measures to guide its decisions regarding sector and security selection, such as the relative attractiveness of the extra yield offered by securities other than those issued by the U.S.
Treasury. The Adviser also measures various types of risk by monitoring interest rates, inflation, the shape of the yield curve, credit risk and prepayment risk.

The Portfolio's mortgage securities may include collateralized mortgage obligations ("CMOs"), stripped mortgage-backed securities ("SMBS") and inverse floating rate obligations ("inverse floaters"). In addition, the Portfolio may invest in to-be-announced pass-through mortgage securities, which settle on a delayed delivery basis ("TBAs"). The Portfolio may also invest in securities of foreign issuers, including issuers located in emerging market or developing countries. The securities in which the Portfolio may invest may be denominated in U.S. dollars or in currencies other than U.S. dollars.

The Portfolio may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps and other related instruments and techniques. The Portfolio may utilize forward foreign currency exchange contracts, which are also derivatives, in connection with its investments in foreign securities.

Derivative instruments used by the Portfolio will be counted towards the 80%
policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
An investment in the Portfolio is subject to risks, and you could lose money on your investment in the Portfolio. There can be no assurance that the Portfolio will achieve its investment objective. An investment in the Portfolio is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Portfolio's principal investment strategies are subject to the following principal risks:

• Fixed Income Securities. The prices of fixed income securities respond to economic developments, particularly interest rate changes, changes in the general level of spreads between U.S. Treasury and non-Treasury securities, and changes in the actual or perceived creditworthiness of the issuer of the fixed income security. Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations.

• Municipal Securities. Municipal obligations may be general obligations or revenue bonds and may include Build America Bonds. General obligation bonds are secured by the issuer's full faith and credit as well as its taxing power for payment of principal or interest. Revenue bonds are payable solely from the revenues derived from a specified revenue source, and therefore involve the risk that the revenues so derived will not be sufficient to meet interest and or principal payment obligations. Municipal securities involve the risk that an issuer may call securities for redemption, which could force the Portfolio to reinvest the proceeds at a lower rate of interest.

• Mortgage Securities. Investments in mortgage securities are subject to the risk that if interest rates decline, borrowers may pay off their mortgages sooner than expected which may adversely affect the Portfolio's return.
Investments in TBAs may give rise to a form of leverage and may cause the
Portfolio's turnover rate to appear higher. Leverage may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged.

• Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. The risks of investing in emerging market countries are greater than risks associated with investments in foreign developed countries. In addition, the
Portfolio's investments may be denominated in foreign currencies and therefore, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments.

• Derivatives. A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

Risk, Lose Money	rr_RiskLoseMoney	An investment in the Portfolio is subject to risks, and you could lose money on your investment in the Portfolio.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class I shares'
performance from year-to-year and by showing how the Portfolio's average annual returns for the past one year period and since inception compare with those of a broad measure of market performance, as well as an index that represents a group of similar mutual funds, over time. The performance of the other Class will differ because the Classes have different ongoing fees. The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the
Portfolio will perform in the future. Updated performance information is available online at www.morganstanley.com/im.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class I shares' performance from year-to-year and by showing how the Portfolio's average annual returns for the past one year period and since inception compare with those of a broad measure of market performance, as well as an index that represents a group of similar mutual funds, over time.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.morganstanley.com/im
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future.
Annual Return, Caption	rr_AnnualReturnCaption	Annual Total Returns-Calendar Years
Bar Chart, Closing	rr_BarChartClosingTextBlock
High Quarter     12/31/08    14.67%

Low Quarter      3/31/09     -5.53%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for the Portfolio's other Class will vary from Class I shares' returns.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may be higher than before-tax returns due to foreign tax credits and/or an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods, as applicable.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. After-tax returns for the Portfolio's other Class will vary from Class I shares' returns.
Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to foreign tax credits and/or an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods, as applicable.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For Periods Ended December 31, 2010
Long Duration Fixed Income Portfolio | Long Duration Fixed Income Portfolio - Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSFIX
Operating Expenses, Column Name	rr_OperatingExpensesColumnName
Class I

Advisory Fee	rr_ManagementFeesOverAssets	0.38%
Distribution and/or Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.41%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.79%	[1]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)	[1]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.50%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	51
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	160
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	280
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	628
Annual Return 2007	rr_AnnualReturn2007	6.92%
Annual Return 2008	rr_AnnualReturn2008	10.87%
Annual Return 2009	rr_AnnualReturn2009	4.01%
Annual Return 2010	rr_AnnualReturn2010	9.58%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	High Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.67%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Low Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.53%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.58%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.27%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 21, 2006
Long Duration Fixed Income Portfolio | Long Duration Fixed Income Portfolio - Class I Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return after Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.67%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.99%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 21, 2006
Long Duration Fixed Income Portfolio | Long Duration Fixed Income Portfolio - Class I Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return after Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.79%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.91%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 21, 2006
Long Duration Fixed Income Portfolio | Long Duration Fixed Income Portfolio - Class P Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSFVX
Operating Expenses, Column Name	rr_OperatingExpensesColumnName
Class P

Advisory Fee	rr_ManagementFeesOverAssets	0.38%
Distribution and/or Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.41%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.04%	[1]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)	[1]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.75%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	77
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	240
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	417
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	930
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class P Return before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.21%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.98%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 21, 2006
Long Duration Fixed Income Portfolio | Barclays Capital U.S. Long Government/Credit Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Long Government/Credit Index (reflects no deduction fo fees, expenses or taxes)	[10]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.16%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.56%	[7]
Long Duration Fixed Income Portfolio | Lipper Corporate Debt Funds BBB-Rated Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Lipper Corporate Debt Funds BBB-Rated Index (reflects no deduction for taxes)	[11]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.46%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.23%	[7]
Balanced Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Portfolio Summary
Investment Objective, Heading	rr_ObjectiveHeading	Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Balanced Portfolio seeks above-average total return over a market cycle of three to five years.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio does not charge any sales loads or other fees when you purchase or redeem shares.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Portfolio shares are held in a taxable account. These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 176% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	176.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the cost of investing in the
Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Portfolio, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Portfolio invests in a mix of equity and fixed income securities. The
Portfolio normally invests 45% to 75% of its assets in equity securities and 25%
to 55% of its assets in fixed income securities. The Portfolio may invest up to
30% of its assets in securities of foreign issuers, including issuers located in emerging market or developing countries. Morgan Stanley Investment Management
Inc. (the "Adviser") determines the Portfolio's equity and fixed income investment strategies separately and then determines the mix of those strategies that it believes will maximize the return available from both the stock and bond markets, based on proprietary valuation disciplines and analysis. The Adviser evaluates international economic developments in determining the amount to invest in foreign securities. The Adviser also measures various types of risk by monitoring the level of real interest rates and credit risk.

The securities in which the Portfolio may invest may be denominated in U.S.
dollars or in currencies other than U.S. dollars. The Portfolio's equity securities generally will be common stocks of large corporations with market capitalizations generally greater than  $1 billion. The Portfolio's fixed income investments generally will include municipal securities, mortgage securities and high yield securities (commonly referred to as "junk bonds"). The Portfolio will ordinarily seek to maintain an average weighted maturity in excess of five years. The Portfolio's mortgage securities may include collateralized mortgage obligations ("CMOs"). The Portfolio may also invest in to-be-announced pass-through mortgage securities, which settle on a delayed delivery basis
("TBAs"). The Portfolio may invest up to 20% of its net assets in public bank loans made by banks or other financial institutions. Public bank loans are privately negotiated loans that are not publicly traded for which information about the issuer has been made publicly available. These public bank loans may be rated investment grade or below investment grade. In addition, the Portfolio may invest in convertible securities.

The Portfolio may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, swaps, and other related instruments and techniques. The Portfolio may utilize forward foreign currency exchange contracts, which are also derivatives, in connection with its investments in foreign securities.

Derivative instruments used by the Portfolio will be counted towards investment percentage policies discussed above to the extent they have economic characteristics similar to the securities included within that policy.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
An investment in the Portfolio is subject to risks, and you could lose money on your investment in the Portfolio. There can be no assurance that the Portfolio will achieve its investment objective. An investment in the Portfolio is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Portfolio's principal investment strategies are subject to the following principal risks:

• Common Stock and Other Equity Securities. In general, stock and other equity security values fluctuate, and sometimes widely fluctuate, in response to activities specific to the company as well as general market, economic and political conditions. To the extent that the Portfolio invests in convertible securities, and the convertible security's investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying security.

• Fixed Income Securities. The prices of fixed income securities respond to economic developments, particularly interest rate changes, changes in the general level of spreads between U.S. Treasury and non-Treasury securities, and changes in the actual or perceived creditworthiness of the issuer of the fixed income security. Securities with longer durations are likely to be more sensitive to changes in interest rates, generally making them more volatile than securities with shorter durations. A portion of the Portfolio's fixed income securities may be rated below investment grade.

• Municipal Securities. Municipal obligations may be general obligations or revenue bonds and may include Build America Bonds. General obligation bonds are secured by the issuer's full faith and credit as well as its taxing power for payment of principal or interest. Revenue bonds are payable solely from the revenues derived from a specified revenue source, and therefore involve the risk that the revenues so derived will not be sufficient to meet interest and or principal payment obligations. Municipal securities involve the risk that an issuer may call securities for redemption, which could force the Portfolio to reinvest the proceeds at a lower rate of interest.

• Lower Rated Fixed-Income Securities ("Junk Bonds"). The prices of these securities are likely to be more sensitive to adverse economic changes, resulting in increased volatility of market prices of these securities during periods of economic uncertainty, or adverse individual corporate developments, than higher rated securities. In addition, during an economic downturn or substantial period of rising interest rates, junk bond issuers and, in particular, highly leveraged issuers may experience financial stress.

• Mortgage Securities. Investments in mortgage securities are subject to the risk that if interest rates decline, borrowers may pay off their mortgages sooner than expected which may adversely affect the Portfolio's return.
Investments in TBAs may give rise to a form of leverage and may cause the
Portfolio's turnover rate to appear higher. Leverage may cause the Portfolio to be more volatile than if the Portfolio had not been leveraged.

• Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. The risks of investing in emerging market countries are greater than risks associated with investments in foreign developed countries. In addition, the
Portfolio's investments may be denominated in foreign currencies and therefore, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments.

• Public Bank Loans. Certain public bank loans are illiquid, meaning the
Portfolio may not be able to sell them quickly at a fair price. The secondary market for bank loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Bank loans are subject to the risk of default in the payment of interest or principal on a loan, which will result in a reduction of income to the Portfolio, and a potential decrease in the Portfolio's net asset value. The risk of default will increase in the event of an economic downturn or a substantial increase in interest rates. Because public bank loans usually rank lower in priority of payment to senior loans, they present a greater degree of investment risk. These bank loans may exhibit greater price volatility as well.

• Derivatives. A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

Risk, Lose Money	rr_RiskLoseMoney	An investment in the Portfolio is subject to risks, and you could lose money on your investment in the Portfolio.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class I shares'
performance from year-to-year and by showing how the Portfolio's average annual returns for the past one, five and 10 year periods compare with those of broad measures of market performance, as well as an index that represents a group of similar mutual funds, over time. The performance of the other Classes will differ because the Classes have different ongoing fees. The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the
Portfolio will perform in the future. Updated performance information is available online at www.morganstanley.com/im.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class I shares' performance from year-to-year and by showing how the Portfolio's average annual returns for the past one, five and 10 year periods compare with those of broad measures of market performance, as well as an index that represents a group of similar mutual funds, over time.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.morganstanley.com/im
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future.
Annual Return, Caption	rr_AnnualReturnCaption	Annual Total Returns-Calendar Years
Bar Chart, Closing	rr_BarChartClosingTextBlock
High Quarter     9/30/2009        12.23%

Low Quarter      12/31/2008      -12.60%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for the Portfolio's other Classes will vary from Class I shares' returns.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. After-tax returns for the Portfolio's other Classes will vary from Class I shares'
returns. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k)
plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to foreign tax credits and/or an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods, as applicable.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For Periods Ended December 31, 2010
Balanced Portfolio | Balanced Portfolio - Class P Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MBAAX
Operating Expenses, Column Name	rr_OperatingExpensesColumnName
 Class P

Advisory Fee	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.45%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.15%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	117
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	365
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	633
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,398
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class P Return before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.61%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.11%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.41%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 1, 1996
Balanced Portfolio | Balanced Portfolio - Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MPBAX
Operating Expenses, Column Name	rr_OperatingExpensesColumnName
Class I

Advisory Fee	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.45%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.90%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	92
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	287
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	498
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,108
Annual Return 2001	rr_AnnualReturn2001	(5.37%)
Annual Return 2002	rr_AnnualReturn2002	(13.29%)
Annual Return 2003	rr_AnnualReturn2003	20.40%
Annual Return 2004	rr_AnnualReturn2004	8.55%
Annual Return 2005	rr_AnnualReturn2005	7.90%
Annual Return 2006	rr_AnnualReturn2006	11.41%
Annual Return 2007	rr_AnnualReturn2007	13.58%
Annual Return 2008	rr_AnnualReturn2008	(28.42%)
Annual Return 2009	rr_AnnualReturn2009	23.52%
Annual Return 2010	rr_AnnualReturn2010	10.78%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	High Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.23%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Low Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.60%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I (Return before Taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.78%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.38%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.67%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1992
Balanced Portfolio | Balanced Portfolio - Class I Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return after Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.40%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.59%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.81%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1992
Balanced Portfolio | Balanced Portfolio - Class I Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return after Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.12%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.34%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.66%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1992
Balanced Portfolio | Balanced Portfolio - Investment Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MABIX
Operating Expenses, Column Name	rr_OperatingExpensesColumnName
Investment Class
			[4]
Advisory Fee	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.45%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.05%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	107
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	334
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	579
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,283
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Investment Class Return before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.72%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.24%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.49%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 3, 1997
Balanced Portfolio | Barclays Capital U.S. Aggregate Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)	[2]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.80%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.84%
Balanced Portfolio | S&P 500 ® Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	[12]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.42%
Balanced Portfolio | 60/40 Blended Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	60/40 Blended Index (reflects no deduction for fees, expenses or taxes)	[13]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.19%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.21%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.69%
Balanced Portfolio | Lipper Mixed-Asset Target Allocation Growth Funds Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Lipper Mixed-Asset Target Allocation Growth Funds Index (reflects no deduction for taxes)	[14]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.55%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.04%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.39%
Mid Cap Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Portfolio Summary
Investment Objective, Heading	rr_ObjectiveHeading	Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Mid Cap Growth Portfolio seeks long-term capital growth.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio does not charge any sales loads or other fees when you purchase or redeem shares.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Portfolio shares are held in a taxable account. These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 23% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	23.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the cost of investing in the
Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Portfolio, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, at least 80% of the Portfolio's assets will be invested in common stocks of mid cap companies. The Portfolio's "Adviser,"
Morgan Stanley Investment Management Inc., seeks long-term capital growth by investing primarily in established and emerging companies with capitalizations within the range of companies included in the Russell Midcap® Growth Index, which as of December 31, 2010 was between  $752 million and  $22.1 billion. The
Adviser seeks to invest in high quality companies it believes have sustainable competitive advantages and the ability to redeploy capital at high rates of return. The Adviser typically favors companies with rising returns on invested capital, above average business visibility, strong free cash flow generation and an attractive risk/reward profile. The Portfolio may also use derivative instruments as discussed below. In addition, the Portfolio may invest in convertible securities. These derivative instruments will be counted towards the
80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

The Portfolio may invest up to 25% of its net assets in securities of foreign issuers, including issuers located in emerging market or developing countries.
The securities in which the Portfolio may invest may be denominated in U.S.
dollars or in currencies other than U.S. dollars. The Portfolio may invest in privately placed securities.

The Portfolio may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. The Portfolio's use of derivatives may involve the purchase and sale of derivative instruments such as futures, swaps, structured investments and other related instruments and techniques. The Portfolio may utilize forward foreign currency exchange contracts, which are also derivatives, in connection with its investments in foreign securities.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
An investment in the Portfolio is subject to risks, and you could lose money on your investment in the Portfolio. There can be no assurance that the Portfolio will achieve its investment objective. An investment in the Portfolio is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Portfolio's principal investment strategies are subject to the following principal risks:

• Common Stock and Other Equity Securities. In general, stock values fluctuate, and sometimes widely fluctuate, in response to activities specific to the company as well as general market, economic and political conditions. To the extent that the Portfolio invests in convertible securities, and the convertible security's investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying security.

• Mid Capitalization Companies. Investments in mid cap companies may involve greater risk than investments in larger, more established companies. The securities issued by mid cap companies may be less liquid, and such companies may have more limited markets, financial resources and product lines, and may lack the depth of management of larger companies.

• Foreign and Emerging Market Securities. Investments in foreign markets entail special risks such as currency, political, economic and market risks. There also may be greater market volatility, less reliable financial information, higher transaction and custody costs, decreased market liquidity and less government and exchange regulation associated with investments in foreign markets. The risks of investing in emerging market countries are greater than risks associated with investments in foreign developed countries. In addition, the Portfolio's investments may be denominated in foreign currencies and therefore, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Portfolio's investments.

• Privately Placed Securities. The Portfolio's investments may also include privately placed securities, which are subject to resale restrictions. These securities will have the effect of increasing the level of Portfolio illiquidity to the extent the Portfolio may be unable to sell or transfer these securities due to restrictions on transfers or on the ability to find buyers interested in purchasing the securities. The illiquidity of the market may also adversely affect the ability of the Portfolio's Trustees to arrive at a fair value for certain securities at certain times and could make it difficult for the
Portfolio to sell certain securities.

• Derivatives. A derivative instrument often has risks similar to its underlying instrument and may have additional risks, including imperfect correlation between the value of the derivative and the underlying instrument, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which they relate, and risks that the transactions may not be liquid. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss.

Risk, Lose Money	rr_RiskLoseMoney	An investment in the Portfolio is subject to risks, and you could lose money on your investment in the Portfolio.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class I shares'
performance from year-to-year and by showing how the Portfolio's average annual returns for the past one, five and 10 year periods compare with those of a broad measure of market performance, as well as an index that represents a group of similar mutual funds, over time. The performance of the other Class will differ because the Classes have different ongoing fees. The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the
Portfolio will perform in the future. Updated performance information is available online at www.morganstanley.com/im.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class I shares' performance from year-to-year and by showing how the Portfolio's average annual returns for the past one, five and 10 year periods compare with those of a broad measure of market performance, as well as an index that represents a group of similar mutual funds, over time.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.morganstanley.com/im
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future.
Annual Return, Caption	rr_AnnualReturnCaption	Annual Total Returns-Calendar Years
Bar Chart, Closing	rr_BarChartClosingTextBlock
High Quarter     6/30/2009    26.71%

Low Quarter      9/30/2001   -27.63%

Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for the Portfolio's other Class will vary from Class I shares' returns.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may be higher than before-tax returns due to foreign tax credits and/or an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods, as applicable.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. After-tax returns for the Portfolio's other Class will vary from Class I shares' returns.
Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to foreign tax credits and/or an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods, as applicable.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For Periods Ended December 31, 2010
Mid Cap Growth Portfolio | Mid Cap Growth Portfolio - Class P Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MACGX
Operating Expenses, Column Name	rr_OperatingExpensesColumnName
Class P

Advisory Fee	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.94%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	96
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	300
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	520
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,155
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class P Return before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	32.69%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	8.48%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.05%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 31, 1997
Mid Cap Growth Portfolio | Mid Cap Growth Portfolio - Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MPEGX
Operating Expenses, Column Name	rr_OperatingExpensesColumnName
Class I

Advisory Fee	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.69%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	70
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	221
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	384
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	859
Annual Return 2001	rr_AnnualReturn2001	(29.61%)
Annual Return 2002	rr_AnnualReturn2002	(30.77%)
Annual Return 2003	rr_AnnualReturn2003	42.47%
Annual Return 2004	rr_AnnualReturn2004	22.02%
Annual Return 2005	rr_AnnualReturn2005	18.38%
Annual Return 2006	rr_AnnualReturn2006	10.14%
Annual Return 2007	rr_AnnualReturn2007	22.87%
Annual Return 2008	rr_AnnualReturn2008	(47.22%)
Annual Return 2009	rr_AnnualReturn2009	60.19%
Annual Return 2010	rr_AnnualReturn2010	32.94%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	High Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.71%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Low Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2001
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.63%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	32.94%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	8.75%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.31%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 30, 1990
Mid Cap Growth Portfolio | Mid Cap Growth Portfolio - Class I Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return after Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	32.89%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	8.71%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.29%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 30, 1990
Mid Cap Growth Portfolio | Mid Cap Growth Portfolio - Class I Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Return after Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	21.48%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.60%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.76%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 30, 1990
Mid Cap Growth Portfolio | Russell Midcap ® Growth Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell Midcap® Growth Index (reflects no deduction fo fees, expenses or taxes)	[15]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.38%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.88%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.12%
Mid Cap Growth Portfolio | Lipper Mid-Cap Growth Funds Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Lipper Mid-Cap Growth Funds Index (reflects no deductions for taxes)	[16]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	25.66%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.22%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.59%

[1]	The Portfolio's "Adviser," Morgan Stanley Investment Management Inc., has agreed to waive or reimburse all or a portion of the Portfolio's advisory fees and/or other expenses. The fee waivers and/or expense reimbursements are expected to continue (such that the Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements do not exceed those amounts listed above) until such time that the Fund's Board of Trustees acts to discontinue such waivers and/or reimbursements when it deems such action is appropriate.
[2]	The Barclays Capital U.S. Aggregate Index tracks the performance of all U.S. government agency and Treasury securities, investment-grade corporate debt securities, agency mortgage-backed securities, asset-backed securities and commercial mortgage-backed securities. It is not possible to invest directly in an index.
[3]	The Lipper Intermediate Investment Grade Debt Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Intermediate Investment Grade Debt Funds classification. There are currently 30 funds represented in this index.
[4]	Only available for purchase by new investors in conjunction with the Morgan Stanley Stable Value Fund.
[5]	The sales charge is calculated as a percentage of the offering price. The sales charge is reduced for purchases of $50,000 and over. See "Purchasing Class H Shares."
[6]	The Portfolio's distributor is currently waiving the 12b-1 fee on Class P Shares of the Portfolio to the extent it exceeds 0.15% of the average daily net assets of such shares on an annualized basis. This waiver is expected to continue until such time that the Fund's Board of Trustees acts to discontinue such waiver and/or reimbursement when it deems such action is appropriate.
[7]	Since Inception reflects the inception date of Class I.
[8]	The Citigroup 1-3 Year Treasury/Government Sponsored Index is a fixed income market-value weighted index that includes all U.S. Treasury and U.S. agency securities with remaining maturities of at least one year and not longer than three years. It is not possible to invest directly in an index.
[9]	The Lipper Short Investment Grade Debt Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Short Investment Grade Debt Funds classification. There are currently 30 funds represented in this Index.
[10]	The Barclays Capital U.S. Long Government/Credit Index tracks the securities in the long maturity range of the Lehman Brothers U.S. Government/Credit Index which tracks investment-grade (BBB-/Baa3) or higher publicly traded fixed-rate U.S. government, U.S. agency and corporate issues. It is not possible to invest directly in an index.
[11]	The Lipper Corporate Debt Funds BBB-Rated Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Corporate Debt Funds BBB-Rated classification. There are currently 30 funds represented in this Index.
[12]	The Standard & Poor's 500? Index (S&P 500?) measures the performance of the large-cap segment of the U.S. equities market, covering approximately 75% of the U.S. equities market. The Index includes 500 leading companies in leading industries of the U.S. economy. It is not possible to invest directly in an index.
[13]	The 60/40 Blended Index is comprised of 60% S&P 500? Index and 40% Barclays Capital U.S. Aggregate Index. It is not possible to invest directly in an index.
[14]	The Lipper Mixed-Asset Target Allocation Growth Funds Index is an equally-weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Mixed-Asset Target Allocation Growth Funds classification. There are currently 30 funds represented in this Index.
[15]	The Russell Midcap? Growth Index measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell Midcap? Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell Midcap? Index is a subset of the Russell 1000? Index and includes approximately 800 of the smallest securities in the Russell 1000? Index, which in turn consists of approximately 1,000 of the largest U.S. securities based on a combination of market capitalization and current index membership. It is not possible to invest directly in an index.
[16]	The Lipper Mid-Cap Growth Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Mid-Cap Growth Funds classification. There are currently 30 funds represented in this Index.